       AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 13, 1996

                                                               File No. 33-42484
                                                               File No. 811-6400
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 27      /X/
                                      AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 28             /X/

                        THE ADVISORS' INNER CIRCLE FUND
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                2 OLIVER STREET
                          BOSTON, MASSACHUSETTS 02109
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, ZIP CODE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (800) 932-7781

                                  DAVID G. LEE
                              C/O SEI CORPORATION
                            680 EAST SWEDESFORD ROAD
                           WAYNE, PENNSYLVANIA 19087
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   Copies to:
                           RICHARD W. GRANT, ESQUIRE
                          MORGAN, LEWIS & BOCKIUS LLP
                             2000 ONE LOGAN SQUARE
                        PHILADELPHIA, PENNSYLVANIA 19103

--------------------------------------------------------------------------------
   It is proposed that this filing become effective (check appropriate box)

            / / immediately upon filing pursuant to paragraph (b) / / on [date] pursuant to paragraph (b)
            / / 60 days after filing pursuant to paragraph (a) /x/ 75 days after filing pursuant to paragraph (a)
            / /  on [date] pursuant to paragraph (a) of Rule 485.

--------------------------------------------------------------------------------
Registrant has elected to maintain registration of an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant filed its 24f-2 Notice for the fiscal year ended October 31, 1995 on November 15, 1995.

                        THE ADVISORS' INNER CIRCLE FUND

                             CROSS REFERENCE SHEET

N-1A ITEM NO.                                               LOCATION
==========================================================================================================
PART A - Clover Capital Equity Value Fund, Clover Capital Fixed Income Fund and Clover Capital Small Cap
          Value Fund
Item 1.   Cover Page                                        Cover Page
Item 2.   Synopsis                                          Summary; Expense Summary
Item 3.   Condensed Financial Information                   Financial Highlights
Item 4.   General Description of Registrant                 The Fund and  the Portfolios; Investment
                                                            Objectives; Investment Policies; Risk Factors;
                                                            Investment Limitations; General Information
                                                            -The Fund
Item 5.   Management of the Fund                            General Information - Trustees of the Fund;
                                                            The Adviser; The Administrator; The Transfer
                                                            Agent; Portfolio Transactions; Expense
                                                            Summary
Item 5A.  Management's Discussion of Fund                   **
          Performance
Item 6.   Capital Stock and Other Securities                General Information - Voting Rights; General
                                                            Information - Shareholder Inquiries; General
                                                            Information - Dividends and Distributions;
                                                            Taxes
Item 7.   Purchase of Securities Being Offered              Purchase and Redemption of Shares
Item 8.   Redemption or Repurchase                          Purchase and Redemption of Shares
Item 9.   Pending Legal Proceedings                         *

PART B - Clover Capital Equity Value Fund, Clover Capital Fixed Income Fund and Clover Capital Small Cap
          Value Fund
Item 10.  Cover Page                                        Cover Page
Item 11.  Table of Contents                                 Table of Contents
Item 12.  General Information and History                   The Fund
Item 13.  Investment Objectives and Policies                Investment Objective (Prospectus);
                                                            Investment Policies (Prospectus); Investment
                                                            Limitations
Item 14.  Management of the Registrant                      General Information - Trustees of the Fund
                                                            (Prospectus); Trustees and Officers of the
                                                            Fund; The Administrator

Item 15.  Control Persons and Principal                     Trustees and Officers of the Fund; 5%
          Holders of Securities                             Shareholders
Item 16.  Investment Advisory and Other                     The Adviser (Prospectus and Statement of
          Services                                          Additional Information); The Administrator
                                                            (Prospectus and Statement of Additional
                                                            Information); The Distributor (Prospectus
                                                            and Statement of Additional Information);
                                                            The Transfer Agent (Prospectus); General
                                                            Information - Counsel and Independent
                                                            Public Accountants (Prospectus); Experts;
                                                            General Information - Custodian (Prospectus)
Item 17.  Brokerage Allocation                              Portfolio Transactions (Prospectus and
                                                            Statement of Additional Information)
Item 18.  Capital Stock and Other Securities                Description of Shares
Item 19.  Purchase, Redemption, and Pricing of              Purchase and Redemption of Shares
          Securities Being Offered                          (Prospectus and Statement of Additional
                                                            Information); Determination of Net Asset
                                                            Value
Item 20.  Tax Status                                        Taxes (Prospectus); Taxes
Item 21.  Underwriters                                      The Distributor
Item 22.  Calculation of Performance Data                   Computation of Yield and Total Return
Item 23.  Financial Statements                              Financial Information

PART A - White Oak Growth Stock Fund and Pin Oak Aggressive Stock Fund
Item 1.   Cover Page                                        Cover Page
Item 2.   Synopsis                                          Summary; Expense Summary
Item 3.   Condensed Financial Information                   Financial Highlights
Item 4.   General Description of Registrant                 The Fund and the Portfolios; Investment
                                                            Objectives and Policies; Risk Factors; Invest-
                                                            ment Limitations; General Information - The
                                                            Fund
Item 5.   Management of the Fund                            General Information - Trustees of the Fund;
                                                            The Adviser; The Administrator; The Transfer
                                                            Agent; Portfolio Transactions; Expense
                                                            Summary
Item 5A.  Management's Discussion of Fund                   **
          Performance
Item 6.   Capital Stock and Other Securities                General Information - Voting Rights; General
                                                            Information - Shareholder Inquiries; General
                                                            Information - Dividends and Distributions;
                                                            Taxes
Item 7.   Purchase of Securities Being Offered              Purchase and Redemption of Shares


Item 8.   Redemption or Repurchase                         Purchase and Redemption of Shares
Item 9.   Pending Legal Proceedings                        *

PART B - White Oak Growth Stock Fund and Pin Oak Aggressive Stock Fund
Item 10.  Cover Page                                       Cover Page
Item 11.  Table of Contents                                Table of Contents
Item 12.  General Information and History                  The Fund
Item 13.  Investment Objectives and Policies               Investment Objectives and Policies (Pros-
                                                           pectus) Investment Limitations
Item 14.  Management of the Registrant                     General Information - Trustees of the Fund
                                                           (Prospectus); Trustees and Officers of the
                                                           Fund; The Administrator
Item 15.  Control Persons and Principal                    Trustees and Officers of the Fund; 5%
          Holders of Securities                            Shareholders
Item 16.  Investment Advisory and Other                    The Adviser (Prospectus and Statement of
          Services                                         Additional Information); The Administrator
                                                           (Prospectus and Statement of Additional
                                                           Information); The Distributor (Prospectus
                                                           and Statement of Additional Information);
                                                           The Transfer Agent (Prospectus); General
                                                           Information - Counsel and Independent
                                                           Public Accountants (Prospectus); Experts;
                                                           General Information - Custodian (Prospectus)
Item 17.  Brokerage Allocation                             Portfolio Transactions (Prospectus and State-
                                                           ment of Additional Information)
Item 18.  Capital Stock and Other Securities               Description of Shares
Item 19.  Purchase, Redemption, and Pricing of             Purchase and Redemption of Shares (Prospectus
          Securities Being Offered                         and Statement of Additional Information);
                                                           Determination of Net Asset Value
Item 20.  Tax Status                                       Taxes (Prospectus); Taxes
Item 21.  Underwriters                                     The Distributor
Item 22.  Calculation of Performance Date                  Computation of Yield and Total Return
Item 23.  Financial Statements                             Financial Information

PART A - HGK Fixed Income Fund
Item 1.   Cover Page                                       Cover Page
Item 2.   Synopsis                                         Summary; Expense Summary
Item 3.   Condensed Financial Information                  Financial Highlights

Item 4.  General Description of Registrant       The Fund and the Portfolio;
                                                 Investment Objective and
                                                 Policies; Investment
                                                 Limitations; General
                                                 Information - The Fund
Item 5.  Management of the Fund                  General Information - Trustees
                                                 of the Fund; The Adviser; The
                                                 Administrator; The Transfer
                                                 Agent
Item 5A. Management's Discussion of Fund         *
         Performance
Item 6.  Capital Stock and Other Securities      General Information - Voting
                                                 Rights; General Information -
                                                 Shareholder Inquiries; General
                                                 Information - Dividends and
                                                 Distributions; Taxes
Item 7.  Purchase of Securities Being Offered    Purchase and Redemption of
                                                 Shares
Item 8.  Redemption or Repurchase                Purchase and Redemption of
                                                 Shares
Item 9.  Pending Legal Proceedings               The Adviser

PART B - HGK Fixed Income Fund
Item 10. Cover Page                              Cover Page
Item 11. Table of Contents                       Table of Contents
Item 12. General Information and History         The Fund
Item 13. Investment Objectives and Policies      Investment Objective and
                                                 Policies (Prospectus);
                                                 Investment Limitations
Item 14. Management of the Registrant            General Information  - Trustees
                                                 of the Fund (Prospectus);
                                                 Trustees and Officers of the
                                                 Fund; The Administrator
Item 15. Control Persons and Principal           Trustees and Officers of the
         Holders of Securities                   Fund
Item 16. Investment Advisory and Other           The Adviser (Prospectus and
         Services                                and Statement of Additional
                                                 Information); The Administrator
                                                 (Prospectus and Statement of
                                                 Additional Information); The
                                                 Distributor (Prospectus and
                                                 Statement of Additional
                                                 Information); The Transfer
                                                 Agent (Prospectus); General
                                                 Information - Counsel and
                                                 Independent Public Accountants
                                                 (Prospectus); General
                                                 Information - Custodian
                                                 (Prospectus)
Item 17. Brokerage Allocation                    Portfolio Transactions
Item 18. Capital Stock and Other Securities      Description of Shares
Item 19. Purchase, Redemption, and Pricing       Purchase and Redemption of
         of Securities Being Offered             Shares (Prospectus and
                                                 Statement of Additional
                                                 Information); Determination of
                                                 Net Asset Value

Item 20. Tax Status                              Taxes (Prospectus); Taxes
Item 21. Underwriters                            The Distributor
Item 22. Calculation of Performance Data         Computation of Yield and Total
                                                 Return
Item 23. Financial Statements                    Financial Information

PART A - AIG Money Market Fund Class A Shares
Item 1.  Cover Page                              Cover Page
Item 2.  Synopsis                                Summary; Expense Summary
Item 3.  Condensed Financial Information         Financial Highlights
Item 4.  General Description of Registrant       The Fund and the Portfolio;
                                                 Investment Objective and
                                                 Policies; Investment
                                                 Limitations; General
                                                 Information - The Fund
Item 5.  Management of the Fund                  General Information - Trustees
                                                 of the Fund; The Adviser; The
                                                 Administrator; The Transfer
                                                 Agent
Item 5A. Management's Discussion of Fund         *
         Performance
Item 6.  Capital Stock and Other Securities      General Information - Voting
                                                 Rights; General Information -
                                                 Shareholder Inquiries; General
                                                 Information - Dividends and
                                                 Distributions; Taxes
Item 7.  Purchase of Securities Being Offered    Purchase and Redemption of
                                                 Shares
Item 8.  Redemption or Repurchase                Purchase and Redemption of
                                                 Shares
Item 9.  Pending Legal Proceedings               *

PART A - AIG Money Market Fund Class B Shares
Item 1.  Cover Page                              Cover Page
Item 2.  Synopsis                                Summary; Expense Summary
Item 3.  Condensed Financial Information         Financial Highlights
Item 4.  General Description of Registrant       The Fund and the Portfolio;
                                                 Investment Objective and
                                                 Policies; Investment
                                                 Limitations; General
                                                 Information - The Fund
Item 5.  Management of the Fund                  General Information - Trustees
                                                 of the Fund; The Adviser; The
                                                 Administrator; The Transfer
                                                 Agent
Item 5A. Management's Discussion of Fund         *
         Performance
Item 6.  Capital Stock and Other Securities      General Information - Voting
                                                 Rights; General Information -
                                                 Shareholder Inquiries; General
                                                 Information - Dividends and
                                                 Distributions; Taxes
Item 7.  Purchase of Securities Being Offered    Purchase and Redemption of
                                                 Shares
Item 8.  Redemption or Repurchase                Purchase and Redemption of
                                                 Shares



Item 9.   Pending Legal Proceedings                           *


PART B - AIG Money Market Fund Class A and Class B Shares

Item 10.  Cover Page                                          Cover Page
Item 11.  Table of Contents                                   Table of Contents
Item 12.  General Information and History                     The Fund
Item 13.  Investment Objectives and Policies                  Investment Objective and Policies
                                                              (Prospectus); Investment Limitations
Item 14.  Management of the Registrant                        General Information - Trustees of the Fund
                                                              (Prospectus); Trustees and Officers of the
                                                              Fund; The Administrator
Item 15.  Control Persons and Principal                       Trustees and Officers of the
          Holders of Securities                               Fund
Item 16.  Investment Advisory and Other                       The Adviser (Prospectus and
          Services                                            Statement of Additional Information); The
                                                              Administrator (Prospectus and Statement of
                                                              Additional Information); The Distributor
                                                              (Prospectus and Statement of Additional
                                                              Information); The Transfer Agent
                                                              (Prospectus); General Information - Counsel
                                                              and Independent Public Accountants (Pros-
                                                              pectus); General Information - Custodian
                                                              (Prospectus)
Item 17.  Brokerage Allocation                                Portfolio Transactions
Item 18.  Capital Stock and Other Securities                  Description of Shares
Item 19.  Purchase, Redemption, and Pricing of                Purchase and Redemption of
          Securities Being Offered                            Shares (Prospectus and Statement of Addi-
                                                              tional Information); Determination of Net
                                                              Asset Value
Item 20.  Tax Status                                          Taxes (Prospectus); Taxes
Item 21.  Underwriters                                        The Distributor
Item 22.  Calculation of Performance Data                     Computation of Yield and Total Return
Item 23.  Financial Statements                                Financial Information

PART A - FMC Select Fund
Item 1.   Cover Page                                          Cover Page
Item 2.   Synopsis                                            Summary; Expense Summary
Item 3.   Condensed Financial Information                     Financial Highlights
Item 4.   General Description of Registrant                   The Fund and the Portfolio; Investment
                                                              Objective and Policies; Investment
                                                              Limitations; General Information - The Fund


Item 5.   Management of the Fund                              General Information - Trustees of the Fund;
                                                              The Adviser; The Administrator; The Transfer
                                                              Agent
Item 5A.  Management's Discussion of Fund                     *
          Performance
Item 6.   Capital Stock and Other Securities                  General Information - Voting Rights; General
                                                              Information - Shareholder Inquiries; General
                                                              Information - Dividends and Distributions;
                                                              Taxes
Item 7.   Purchase of Securities Being Offered                Purchase and Redemption of Shares
Item 8.   Redemption or Repurchase                            Purchase and Redemption of Shares
Item 9.   Pending Legal Proceedings                           *

PART B - FMC Select Fund
Item 10.  Cover Page                                          Cover Page
Item 11.  Table of Contents                                   Table of Contents
Item 12.  General Information and History                     The Fund
Item 13.  Investment Objectives and Policies                  Investment Objective and Policies
                                                              (Prospectus); Investment Limitations
Item 14.  Management of the Registrant                        General Information - Trustees of the Fund
                                                              (Prospectus); Trustees and Officers of the
                                                              Fund; The Administrator
Item 15.  Control Persons and Principal                       Trustees and Officers of the
          Holders of Securities                               Fund
Item 16.  Investment Advisory and Other                       The Adviser (Prospectus and
          Services                                            and Statement of  Additional Information); The
                                                              Administrator (Prospectus and Statement of
                                                              Additional Information); The Distributor
                                                              (Prospectus and Statement of Additional
                                                              Information); The Transfer Agent
                                                              (Prospectus); General Information - Counsel
                                                              and Independent Public Accountants
                                                              (Prospectus); General Information - Custodian
                                                              (Prospectus)
Item 17.  Brokerage Allocation                                Portfolio Transactions
Item 18.  Capital Stock and Other Securities                  Description of Shares
Item 19.  Purchase, Redemption, and Pricing of                Purchase and Redemption of
          Securities Being Offered                            Shares (Prospectus and Statement of
                                                              Additional Information); Determination of Net
                                                              Asset Value
Item 20.  Tax Status                                          Taxes (Prospectus); Taxes
Item 21.  Underwriters                                        The Distributor
Item 22.  Calculation of Performance Data                     Computation of Total Return



Item 23.  Financial Statements                                Financial Information

PART A - CRA Realty Shares Portfolio
Item 1.   Cover Page                                          Cover Page
Item 2.   Synopsis                                            Summary; Expense Summary
Item 3.   Condensed Financial Information                     *
Item 4.   General Description of Registrant                   The Fund and the Portfolio; Investment
                                                              Objective and Policies; Investment
                                                              Limitations; General Information - The Fund
Item 5.   Management of the Fund                              General Information - Trustees of the Fund;
                                                              The Adviser; The Administrator; The Transfer
                                                              Agent
Item 5A.  Management's Discussion of Fund                     *
          Performance
Item 6.   Capital Stock and Other Securities                  General Information - Voting Rights; General
                                                              Information - Shareholder Inquiries; General
                                                              Information - Dividends and Distributions;
                                                              Taxes
Item 7.   Purchase of Securities Being  Offered               Purchase and Redemption of Shares
Item 8.   Redemption or Repurchase                            Purchase and Redemption of Shares
Item 9.   Pending Legal Proceedings                           *

PART B - CRA Realty Shares Portfolio
Item 10.  Cover Page                                          Cover Page
Item 11.  Table of Contents                                   Table of Contents
Item 12.  General Information and History                     The Fund
Item 13.  Investment Objectives and Policies                  Investment Objective and Policies
                                                              (Prospectus); Investment Limitations
Item 14.  Management of the Registrant                        General Information - Trustees of the Fund
                                                              (Prospectus); Trustees and Officers of the
                                                              Fund; The Administrator
Item 15.  Control Persons and Principal                       Trustees and Officers of the
          Holders of Securities                               Fund
Item 16.  Investment Advisory and Other                       The Adviser (Prospectus and
          Services                                            and Statement of Additional Information); The
                                                              Administrator (Prospectus and Statement of
                                                              Additional Information);  The Distributor
                                                              (Prospectus and Statement of Additional
                                                              Information); The Transfer Agent
                                                              (Prospectus); General Information - Counsel
                                                              and Independent Public Accountants




                                                (Prospectus); General Information - Custodian
                                                (Prospectus)
Item 17.  Brokerage Allocation                  Portfolio Transactions
Item 18.  Capital Stock and Other Securities    Description of Shares
Item 19.  Purchase, Redemption, and Pricing of  Purchase and Redemption of
          Securities Being Offered              Shares (Prospectus and Statement of
                                                Additional Information); Determination of Net
                                                Asset Value
Item 20.  Tax Status                            Taxes (Prospectus); Taxes
Item 21.  Underwriters                          The Distributor
Item 22.  Calculation of Performance Data       Computation of Total Return
Item 23.  Financial Statements                  Financial Information





PART A - Pinnacle Extended Liquidity Portfolio, Pinnacle Short Duration Portfolio, Pinnacle
Intermediate Duration  Portfolio
Item 1.   Cover Page                            Cover Page
Item 2.   Synopsis                              Summary; Expense Summary
Item 3.   Condensed Financial Information       *
Item 4.   General Description of Registrant     The Fund and the Portfolios; Investment
                                                Objectives and Policies; Investment
                                                Limitations; General Information - The
                                                Fund
Item 5.   Management of the Fund                General Information - Trustees of the
                                                Fund; The Adviser; The Money Managers,
                                                The Administrator; The Transfer Agent
Item 5A.  Management's Discussion of Fund       *
          Performance
Item 6.   Capital Stock and Other Securities    General Information - Voting Rights;
                                                General Information - Shareholder
                                                Inquiries; General Information - Dividends
                                                and Distributions; Taxes
Item 7.   Purchase of Securities Being Offered  Purchase and Redemption of Shares
Item 8.   Redemption or Repurchase              Purchase and Redemption of Shares
Item 9.   Pending Legal Proceedings             *

PART B -Pinnacle Extended Liquidity Portfolio, Pinnacle Short Duration Portfolio, Pinnacle
Intermediate Duration  Portfolio
Item 10.  Cover Page                            Cover Page
Item 11.  Table of Contents                     Table of Contents
Item 12.  General Information and History       The Fund
Item 13.  Investment Objectives and Policies    Investment Objectives and Policies
                                                (Prospectus); Investment Limitations

Item 14.  Management of the Registrant           General Information - Trustees of the
                                                 Fund (Prospectus); Trustees and Officers
                                                 of the Fund; The Administrator
Item 15.  Control Persons and Principal          Trustees and Officers of the
          Holders of Securities                  Fund
Item 16.  Investment Advisory and Other Services The Adviser (Prospectus and
                                                 Statement of Additional Information); The
                                                 Money Managers (Prospectus and Statement
                                                 of Additional Information); The
                                                 Administrator (Prospectus and Statement
                                                 of Additional Information); The
                                                 Distributor (Prospectus and Statement of
                                                 Additional Information); The Transfer
                                                 Agent (Prospectus); General Information -
                                                 Counsel and Independent Public
                                                 Accountants (Prospectus); General
                                                 Information - Custodian (Prospectus)
Item 17.  Brokerage Allocation                   Portfolio Transactions
Item 18.  Capital Stock and Other Securities     Description of Shares
Item 19.  Purchase, Redemption, and Pricing of   Purchase and Redemption of
          Securities Being Offered               Shares (Prospectus and Statement of
                                                 Additional Information); Determination of
                                                 Net Asset Value
Item 20.  Tax Status                             Taxes (Prospectus); Taxes
Item 21.  Underwriters                           The Distributor
Item 22.  Calculation of Performance Data        Computation of Total Return
Item 23.  Financial Statements                   Financial Information


PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

*Not Applicable

**Information required under Item 5A is contained in the Fund's Annual Reports to Shareholders.

                       PROSPECTUS DATED _________, 1996
                             SUBJECT TO COMPLETION


                        THE ADVISORS' INNER CIRCLE FUND

                              Investment Adviser:
                                   TCB, L.P.

The Advisors' Inner Circle Fund (the "Fund") provides a convenient and economical means of investing in professionally managed portfolios of securities. This Prospectus offers shares of the following mutual funds (the "Portfolios"), each of which is a separate series of the Fund.

                     PINNACLE EXTENDED LIQUIDITY PORTFOLIO
                       PINNACLE SHORT DURATION PORTFOLIO
                   PINNACLE INTERMEDIATE DURATION PORTFOLIO

This Prospectus sets forth concisely the information about the Fund and the Portfolios that a prospective investor should know before investing. Investors are advised to read this Prospectus and retain it for future reference. A Statement of Additional Information dated ________, _____ has been filed with the Securities and Exchange Commission and is available without charge by calling 1-800-932-7781. The Statement of Additional Information is incorporated into this Prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
___________, ____

--------------------------------------------------------------------------------
 THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE FUND'S SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.
--------------------------------------------------------------------------------

                                    SUMMARY

The following provides basic information about the Pinnacle Extended Liquidity Portfolio, Pinnacle Short Term Duration Portfolio and Pinnacle Intermediate Duration Portfolio (the "Portfolios"). The Portfolios are three of the mutual funds comprising The Advisors' Inner Circle Fund (the "Fund").

WHAT ARE THE INVESTMENT OBJECTIVES? Each Portfolio seeks as high a level of current income as is consistent with preservation of principal and the average duration of its respective portfolio securities. Under normal circumstances, the Pinnacle Extended Liquidity Portfolio seeks to maintain an average portfolio duration ranging from six to twelve months, the Pinnacle Short Duration Portfolio seeks to maintain an average portfolio duration ranging from 18 months to 30 months, and the Pinnacle Intermediate Duration Portfolio seeks to maintain an average portfolio duration ranging from three to five years. The Portfolios are designed for national banks to invest their own funds.

WHAT ARE THE PERMITTED INVESTMENTS? Each Portfolio seeks to achieve its objective by investing solely in U.S. Treasury bills, notes and bonds and other securities issued or guaranteed by the U.S. government, its agencies or instrumentalities that are deemed to be "Type I securities" by the Office of the Comptroller of the Currency ("Type I Securities"), repurchase agreements fully secured by Type I Securities and, subject to a limit of 10% of its total assets, open-end investment companies that invest solely in Type I Securities and repurchase agreements fully secured by Type I Securities. See "Investment Objectives and Policies" and "Description of Permitted Investments and Risk Factors."

WHAT ARE THE RISKS INVOLVED WITH AN INVESTMENT IN THE PORTFOLIOS? The investment policies of the Portfolios entail certain risks and considerations of which investors should be aware. The Portfolios invest in securities that fluctuate in value, and investors should expect the Portfolios' net asset value per share to fluctuate. Values of fixed income securities and, correspondingly, of mutual funds invested in such securities, such as the Portfolios, generally tend to vary inversely with interest rates and may be affected by other market and economic factors as well. To the extent set forth under "Investment Objectives and Policies" and "Description of Permitted Investments and Risk Factors" the Portfolios may engage in the following investment practices: the purchase of mortgage-related securities, the use of repurchase agreements and reverse repurchase agreements (reverse repurchase agreements are considered to be borrowings by the Portfolios) and the purchase or sale of securities on a "when-issued" or "forward commitment" basis. See "Investment Objectives and Policies" and "Description of Permitted Investments and Risk Factors."

WHO IS THE ADVISER AND WHO ARE THE MONEY MANAGERS? TCB, L.P. (the "Adviser") serves as the investment adviser of the Portfolios. Summit Investment Advisors, Inc. is the general partner of the Adviser. The Adviser, among other things, monitors the performance of the money managers: Duff & Phelps Investment Management Co.; State Street Research & Management Company; Weiss, Peck & Greer, L.L.C.; and Western Asset Management (each, a "Money Manager" and together, the "Money Managers"). See "Expense Summary," "The Adviser," and "The Money Managers."

WHO IS THE ADMINISTRATOR? SEI Fund Resources serves as the administrator and shareholder servicing agent of the Portfolios. See "The Administrator."

WHO IS THE TRANSFER AGENT? DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund. See "The Transfer Agent."

WHO IS THE DISTRIBUTOR? SEI Financial Services Company acts as the distributor of the Portfolios' shares. See "The Distributor."

IS THERE A SALES LOAD? No, shares of the Portfolios are offered on a no-load basis.

IS THERE A MINIMUM INVESTMENT? The minimum initial investment in each Portfolio is $100,000. Subsequent investments for each Portfolio must be at least $50,000. Each Portfolio reserves the right to accept smaller purchases at its sole discretion.

HOW DO I PURCHASE AND REDEEM SHARES? Purchases and redemptions may be made through the Transfer Agent on a day when the New York Stock Exchange is open for business (a "Business Day"). A purchase order will be effective as of the Business Day received by the Transfer Agent if the Transfer Agent receives an order and payment by check or with readily available funds prior to 4:00 p.m., Eastern time. To open an account by wire, you must first call 1-800-808-4921. Redemption orders placed with the Transfer Agent prior to 4:00 p.m., Eastern time on any Business Day will be effective that day. The purchase and redemption price for shares is the net asset value per share determined as of the end of the day the order is effective. Each Portfolio reserves the right, upon 30 days' written notice, to redeem an account if the net asset value of the shares in that account falls below $100,000. See "Purchase and Redemption of Shares."

HOW ARE DISTRIBUTIONS PAID? Each Portfolio distributes substantially all of its net investment income (exclusive of capital gains) in the form of dividends declared daily and paid monthly. Any capital gain is distributed at least annually. Distributions are paid in additional shares unless the shareholder elects to take the payment in cash. See "Dividends and Distributions."

                                EXPENSE SUMMARY

                                                         Pinnacle     Pinnacle     Pinnacle
                                                        Extended       Short     Intermediate
                                                        Liquidity     Duration     Duration
                                                        Portfolio    Portfolio     Portfolio
                                                       ------------  ----------  -------------
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases.............       None         None         None
Maximum Sales Load Imposed on Reinvested Dividends..       None         None         None
Deferred Sales Charges..............................       None         None         None
Redemption Fees*....................................       None         None         None
Exchange Fees.......................................       None         None         None

ANNUAL PORTFOLIO OPERATING EXPENSES
(as a percentage of average net assets)
 Management Fees....................................       .45%         .45%         .45%
 12b-1 Fees.........................................       None         None         None
 Other Expenses (after voluntary limitations)(1)(2).       .26%         .26%         .26%
                                                           ----         ----         ----
   Total Portfolio Operating Expenses
       (After voluntary limitations)................       .71%         .73%         .74%

================================================================================

(1) The Administrator has agreed to waive administration fees of .04%, .04% and .04% of average daily net assets, for the Pinnacle Extended Liquidity Portfolio,
Pinnacle Short Duration Portfolio and Pinnacle Intermediate Duration Portfolio, respectively. Absent any voluntary waivers, Other Expenses for the Pinnacle Extended Liquidity Portfolio, Pinnacle Short Duration Portfolio and the Pinnacle Intermediate Duration Portfolio would be equal to .30%, .30% and .33%, respectively, of average net assets and Total Operating Expenses would be equal to .75%, .75% and .78%, respectively, of average net assets.

(2) Other Expenses for the Portfolios are estimated, based on an asset value of $25 million, for the current fiscal year.

* Shareholders are charged a fee, currently $10.00, for redemptions by wire.

EXAMPLE

                                                       Pinnacle    Pinnacle     Pinnacle
You would pay the following expenses on a $1,000       Extended    Short      Intermediate
investment, assuming (1) 5% annual return and (2)     Liquidity    Duration     Duration
redemption at the end of each time period:            Portfolio    Portfolio    Portfolio
                                                      ---------    ---------    ---------
1 year.............................................      $7          $7             $8

3 years............................................     $23         $23            $24

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE PORTFOLIOS ARE NEW, AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of the expense summary and example is to assist the investor in understanding the various costs and expenses that may be
directly or indirectly borne by shareholders of the Portfolios.   Additional
information may be found under "The Adviser" and "The Administrator."

THE FUND AND THE PORTFOLIOS

The Advisors' Inner Circle Fund (the "Fund") offers shares in a number of mutual funds, each of which is a separate series ("portfolio") of the Fund. Each share of each mutual fund represents an undivided, proportionate interest in that mutual fund. This Prospectus offers shares of the Fund's Pinnacle Extended Liquidity Portfolio, Pinnacle Short Duration Portfolio and Pinnacle Intermediate Duration Portfolio (the "Portfolios"). Information regarding the other mutual funds in the Fund is contained in separate prospectuses that may be obtained by calling 1-800-932-7781.

INVESTMENT OBJECTIVES AND POLICIES

The investment objective of each Portfolio is to seek as high a level of current income as is consistent with preservation of principal and the average duration of its respective portfolio securities. Under normal circumstances, each Portfolio will seek to maintain average portfolio durations within specified ranges, i.e., the Pinnacle Extended Liquidity Portfolio seeks to maintain an
        ----
average portfolio duration ranging from six to twelve months, the Pinnacle Short Duration Portfolio seeks to maintain an average portfolio duration ranging from 18 months to 30 months, and the Pinnacle Intermediate Duration Portfolio seeks to maintain an average portfolio duration ranging from three to five years. Duration is an indicator of a security's price "volatility" or "risk" associated with changes in interest rates. There can be no assurance that a Portfolio will be able to achieve its investment objective.

Each Portfolio seeks to achieve its objective by investing solely in U.S. Treasury bills, notes and bonds and other securities issued or guaranteed by the United States Government, its agencies or instrumentalities ("U.S. Government Securities") that are deemed to be "Type I Securities" by the Office of the Comptroller of the Currency under 12 C.F.R. 13 ("Type I Securities"), repurchase agreements fully secured by Type I Securities and, subject to a limit of 10% of its total assets, open-end investment companies that invest solely in Type I Securities and repurchase agreements fully secured by Type I Securities. Type I Securities are those securities which a national bank supervised by the OCC may deal in, underwrite, purchase and sell for its own account without limitation as to a percentage of its assets. The U.S. Government Securities in which a Portfolio may invest include mortgage-related securities, such as pass-through securities and collateralized mortgage obligations, which are described below. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis and sell securities short "against the box." Additionally, each Portfolio may engage in reverse repurchase agreements with banks and dealers up to 33 1/3% of its total assets at the time of borrowing.

The Portfolios invest only in securities in which national banks supervised by the OCC may invest under applicable federal law and the regulations and supervisory policies of the OCC, which include policies on price volatility. Further, each Portfolio will not invest in mortgaged-related securities that are considered "high risk" under applicable OCC supervisory policies.

For a further discussion of the Portfolios' permitted investments, see "Description of Permitted Investments and Risk Factors" herein, as well as the "Description of Permitted Investments and Risk Factors" in the Statement of Additional Information.

DURATION

Traditionally, a debt security's "term to maturity" has been used to represent the sensitivity of the debt security's price to changes in interest rates (which is the "interest rate risk" or "volatility" of the security). However, "term to maturity" measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity. Most debt securities provide interest ("coupon") payments in addition to a final ("par") payment at maturity. Some debt securities also have call provisions allowing the issuer to repay the instrument in full before the stated maturity date. Depending on the relative magnitude of these payments, the market values of debt securities respond differently to changes in the level and structure of interest rates.

Duration is a measure of the expected change in value of a fixed income security for a given change in interest rates that was developed as a more precise alternative to the concept of "term to maturity." For example, if interest rates changed by one percent, the value of a security having an effective duration of two generally would vary by two percent. Duration takes the length of the time intervals between the present time and time that the interest and principal payments are scheduled, or in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time.

In some situations even the standard duration calculation does not properly reflect the interest rate risk of a security. In these situations, the Adviser will use sophisticated analytical techniques, such as modeling monthly principal and interest payments based upon historical experience or comparing the mortgage rates underlying the security to prevailing market rates, to arrive at an "effective duration" that incorporates the economic life of a security into the determination of its interest rate risk.

PORTFOLIO TURNOVER

Each Portfolio will use short-term trading to benefit from yield disparities among different issuers of securities or otherwise to achieve its investment objective. The portfolio turnover rate for each Portfolio is not expected to exceed 300%. Portfolio turnover in excess of 100% is generally considered to lead to correspondingly greater transaction costs, which are borne directly by the Portfolios, and may increase short-term capital gains which are taxable as ordinary income when distributed to shareholders. See "Taxes."

INVESTMENT LIMITATIONS

The Portfolios' investment objectives and certain investment limitations set forth in the Statement of Additional Information are fundamental policies of the Portfolios. Fundamental policies cannot be changed without the consent of the holders of a majority of the appropriate Portfolio's outstanding shares.

THE ADVISER

TCB, L.P. (the "Adviser") has been retained under an investment advisory agreement with the Fund (the "Investment Advisory Agreement") to act as the investment adviser for each of the Portfolios. The principal business address of TCB, L.P. is 800 Laurel Oak Drive, Suite 200, Naples, Florida 34108. Summit Investment Advisors, Inc. ("Summit") is the General Partner of the Adviser and will be responsible for the daily operation of the Partnership. The principals of Summit are Messrs. L. Edward Baker and James F. Nolan and they are primarily responsible for the oversight of the sub-investment advisers (the "Money Managers").

Mr. Baker has over 25 years of banking experience and from 1989 to 1994 was the President and Chief Executive Officer of Piper Trust Company, a subsidiary of Piper Jaffray Companies. He started the full service trust company in 1989 and managed growth to over $1.2 billion of client assets. In addition, from 1993 to 1995 he served as Chairman and President of Piper Trust Funds, Inc., a mutual fund company offering bank-qualified mutual funds for financial institutions. Mr. Baker's experience also includes the position of Senior Vice President for Norwest Bank, N.A. where he served as a subsidiary manager and head of correspondent banking division. While at Norwest, he developed the Alliance Banking Program which provided specialized bank management services to a strategic alliance of correspondent community banks. Mr. Baker received a B.A. from Park College and M.B.A. from the J.L. Kellogg Graduate School of Management at Northwestern University.

Mr. Nolan has over 20 years of banking experience and from 1990 to 1995 served as Vice President and Chief Portfolio Strategist for both Piper Trust Company and Piper Trust Funds, Inc. In that position he supervised all client asset allocation decisions an utilizing investment strategy involving multiple external asset managers. For over 10 years, Mr. Nolan served as Vice President of Valley Bancorporation ("VCB") with responsibilities for portfolio and funds management. He served as Director of Corporate Planning for VCB, coordinating the strategic development of the $4 billion bank holding company. Mr. Nolan received his B.A. in Business Administration and M.B.A. in Business Administration and Finance from University of Wisconsin - Whitewater. Since 1989, he has served on the faculty of the Florida School of Banking at the University of Florida where he teaches bank portfolio and funds management.

The Adviser (i) provides or oversees the provision of all investment advisory and portfolio management services for the Portfolios and (ii) develops each Portfolio's investment program, selects Money Managers, allocates assets among Money Managers and monitors the Money Managers' investment programs and results. In addition, the Adviser pays the salaries and fees of all officers and directors of each Portfolio who are affiliated persons of the Adviser.

Under the Investment Advisory Agreement, the Adviser receives a monthly management fee computed separately for each Portfolio. Such fees are payable at an annual rate of .45% of the average daily net assets of each Portfolio.

THE MONEY MANAGERS

The Adviser is responsible for selecting one or more Money Managers for each Portfolio and for allocating the assets within each Portfolio among the Money Managers it has selected for that Portfolio. The Fund's Board of Trustees has approved such selections. The Money Managers are selected based on such factors as their experience, their skills and results in managing assets for specific assets classes, investment styles and strategies.

The allocation of a Portfolio's assets among the Money Managers selected for that Portfolio may be changed at any time by the Adviser. Money Managers may be terminated at any time by the Adviser, subject to approval by the Board of Trustees of the Fund and prompt notification of the relevant Portfolio's shareholders. A Portfolio currently may not employ a new Money Manager without the approval of the shareholders of the Portfolio for which the Money Manager is to act. The Portfolios may, however, apply to the Securities and Exchange Commission for an order permitting them to employ additional Money Managers or to substitute new Money Managers without shareholder approval. There can be no assurance, however, that such an exemptive order, if applied for, will be granted.

Each Money Manager has complete discretion to purchase and sell portfolio securities for its Portfolio within the Portfolio's investment objectives, restrictions and policies and the more specific strategies developed by the Adviser. The Board of Trustees will regularly review each Portfolio's performance and also will review each Portfolio's compliance with its investment objective and policies.

The Adviser has selected Duff & Phelps Investment Management Co.; State Street Research & Management Company; Weiss, Peck & Greer, L.L.C.; and Western Asset Management to act as Money Managers for the Portfolios. Duff & Phelps Investment Management Co. serves as a Money Manager for the Extended Liquidity and Short Duration Portfolios; State Street Research & Management Company serves as a Money Manager for the Short Duration and Intermediate Duration Portfolios; and Weiss, Peck & Greer, L.L.C. and Western Asset Management serve as Money Managers of all three Portfolios.

The Adviser has entered into Sub-Advisory Agreements with each of the Money Managers. With respect to each Portfolio, the Adviser pays each Money Manager monthly compensation payable over the same time periods and calculated in the same manner as the investment advisory fee received by the Adviser from such Portfolio. The fees paid by the Adviser to each Money Manager will equal, on an annual basis, .18% of that portion of the average daily net assets of each Portfolio under management by such Money Manager. See "Expense Summary."

Duff & Phelps Investment Management Co.
---------------------------------------

Duff & Phelps Investment Management Co. ("DPIM") is a wholly-owned subsidiary of Phoenix Duff & Phelps Corporation ("Phoenix Duff & Phelps"). Phoenix Duff & Phelps was formed on November 1, 1995 when Phoenix Securities Group ("PSG"), the money management subsidiary of PM Holdings, Inc.("PM Holdings"), merged into Duff & Phelps Corporation ("D&P"). DPIM and its predecessors have provided investment management advice since 1928. PM Holdings is a wholly-owned subsidiary of Phoenix Home Life Mutual Insurance Company (PHL). As of October 31, 1996, Phoenix Duff & Phelps had management authority with respect to over $35 billion in assets. The principal business address of DPIM is 55 East Monroe Street, Suite 3800, Chicago, IL 60603.

Marvin Flewellen has served as portfolio manager for the portion of the Portfolios' assets managed by DPIM since commencement of operations. Mr. Flewellen has served as Vice President and Fixed Income Portfolio Manager with DPIM since 1994. He was a Second Vice President and portfolio manager with Northern Trust Bank form 1985 until 1994. Mr. Flewellen received his M.B.A. from the University of Chicago.

State Street Research & Management Company
------------------------------------------

State Street Research & Management Company ("State Street Research") was created in 1927 to serve as investment adviser to State Street Research Investment Trust originally founded in 1924. State Street Research actively manages equity, fixed income and balanced portfolios for both institutional and mutual fund investors. As of September 30, 1996, State Street Research had assets under management of approximately $40.7 billion. The principal address of State Street Research is One Financial Center, Boston, MA 02111.

John H. Kallis has served as the portfolio manager for the portion of the Portfolios' assets managed by State Street Research since commencement of operations. Mr. Kallis' principal occupation currently is Senior Vice President of State Street Research. During the past five years he has also served as portfolio manager for other mutual funds and accounts managed by State Street Research.

Weiss, Peck & Greer, L.L.C.
---------------------------

Weiss, Peck & Greer, L.L.C. ("WPG") is a limited liability company founded as a limited partnership in 1970, and engages in investment management, venture capital management and management buyouts. As of October 31, 1996, WPG manages approximately $13 billion in assets, of which approximately $1.1 billion is for investment companies. The principal business address of WPG is One New York Plaza, New York, N.Y. 10004.

Mr. Daniel S. Vandivort, Mr. Steven Lear and Mr. Thomas J. Girard have served as portfolio managers for the portion of the Portfolios' assets managed by WPG.
Mr. Vandivort, Principal, Director of the Taxable Fixed Income Division, Chairman of Investment Policy Committee, and Senior Portfolio Manager joined WPG in 1994. Prior to joining WPG, Mr. Vandivort was a

Managing Director, Head of U.S. Fixed Income, Senior Portfolio Manager and Director of Global Product Development and Marketing with CS First Boston Investment Management form 1989 to 1994. Mr. Lear, CFA, Principal, Senior Portfolio Manager and Member of the Investment Policy Committee joined WPG in 1995. Mr. Lear was previously a Senior Portfolio Manager at CS First Boston Investment Management form 1992 to 1995. From 1987 to 1992, Mr. Lear was a Mortgage Securities Strategist with Fidelity Management & Research Company. Mr. Girard, Associate Principal, Senior Portfolio Manager and Member of the Investment Policy Committee joined WPG in 1996. Mr. Girard was previously a Vice President and Short Term Portfolio Manager with Bankers Trust Global Asset Management form 1994 to 1996. From 1987 to 1994, Mr. Girard was a Vice President and Portfolio Manager with J.P. Morgan.

Western Asset Management
------------------------

Western Asset Management ("Western") was founded in 1971 by First Interstate Bank of California and is now a wholly-owned subsidiary of Legg Mason, Inc., a financial services company located in Baltimore, MD. Western specializes in the management of fixed income portfolios. As of October 31, 1996, Western had management authority with respect to approximately $25.0 billion in client assets, including $2.5 billion of investment company assets. The principal business address of Western is 117 E. Colorado Boulevard, Pasadena, CA 91105.

Stephen A. Walsh and Carl L. Eichstaedt have served as the co-portfolio managers for the portion of the Portfolios' assets managed by Western. Mr. Walsh had been a Managing Director of Western since 1991. From 1989 to 1991, Mr. Walsh was a portfolio manager and trader with Security Pacific Investment Managers, Inc. Mr. Eichstaedt has been a Portfolio Manager with Western since 1994. Prior to joining Western, Mr. Eichstaedt was a senior partner and portfolio manager with Harris Investment Management from 1993 to 1994. From 1992 to 1993, Mr. Eichstaedt was a portfolio manager with Pacific Investment Management Company. Mr. Eichstaedt was director of fixed income for Security Pacific Investment Managers from 1990 to 1992.

THE ADMINISTRATOR

SEI Fund Resources (the "Administrator"), provides the Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities.

For these administrative services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .11% of the Portfolios' average daily net assets.

The Administrator has voluntarily agreed to waive .04% of the average daily net assets of the Pinnacle Extended Liquidity Portfolio, Pinnacle Short Duration Portfolio and Pinnacle Intermediate duration Portfolio.

The Administrator reserves the right, in its sole discretion, to terminate its voluntary fee waivers at any time.

The Administrator also serves as shareholder servicing agent for the Portfolios.

THE TRANSFER AGENT

DST Systems, Inc., 1004 Baltimore Street, 2nd Floor, Kansas City, Missouri 64105 (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund.

THE DISTRIBUTOR

SEI Financial Services Company (the "Distributor"), a wholly owned subsidiary of SEI Corporation, serves as the Fund's distributor. No compensation is paid to the Distributor for distribution services for the shares of the Portfolios.

SHAREHOLDER SERVICES

The Fund has adopted a shareholder servicing plan (the "Service Plan") for the Portfolios under which a shareholder servicing fee of .10% of average daily net assets of each Portfolio will be paid to affiliates of the Adviser and certain financial institutions (collectively, "Shareholder Service Providers") for the continued investment of their customers' assets in the Portfolios pursuant to the advice of such Shareholder Service Providers. Under the Service Plan, the Shareholder Service Providers may perform, or may compensate other service providers for performing, the following shareholder services: providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, redemption orders; and processing dividend payments. Payments to Shareholder Service Providers are not tied directly to their own out-of-pocket expenses and therefore may be used as they elect and may exceed their direct and indirect costs.

PURCHASE AND REDEMPTION OF SHARES

Investors may purchase and redeem shares of the Portfolios directly through the Transfer Agent, P.O. Box 419009, Kansas City, Missouri 64141-6009, by mail or wire transfer. All shareholders may place orders by telephone; when market conditions are extremely busy, it is possible that investors may experience difficulties placing orders by telephone and may wish to place orders by mail. Purchases and redemptions of shares of the Portfolios may be made on a day on which the New York Stock Exchange is open for business (a "Business Day"). Shares of the Portfolios are offered only to residents of states in which such shares are eligible for purchase.

MINIMUM INVESTMENTS

The minimum initial investment in each Portfolio is $100,000. Subsequent investments for each Portfolio must be at least $50,000. Each Portfolio reserves the right to accept smaller purchases at its sole discretion.

MINIMUM ACCOUNT SIZES AND INVOLUNTARY REDEMPTIONS OF SHARES

If the value of a Portfolio account falls below $100,000 because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $100,000 for a continuous 60-day period, the shares in such account are subject to redemption by the Fund and, if redeemed, the net asset value of such shares will be promptly paid to the shareholder. The Fund, however, will not redeem shares based solely upon changes in the market that reduce the net asset value of shares.

The Fund reserves the right to modify or terminate the involuntary redemption features of the shares as stated above at any time upon 60 days' notice to shareholders.

PURCHASES BY MAIL

An account may be opened by mailing a check or other negotiable bank draft (payable to the Pinnacle ___________ Portfolio) for $100,000 or more, together with a completed Account Application to the Transfer Agent, P.O. Box 419009, Kansas City, Missouri 64141-6009. Subsequent investments may also be mailed directly to the Transfer Agent.

PURCHASES BY WIRE TRANSFER

Initial Purchases: Before making an initial investment by wire, an investor must first telephone 1-800-808-4921 to be assigned an account number. The investor's name, Portfolio's name, account number, taxpayer identification number or Social Security number, and address must be specified in the wire. In addition, an Account Application should be promptly forwarded to: DST Systems, Inc., P.O. Box 419009, Kansas City, Missouri 64141-6009.

Shareholders having an account with a commercial bank that is a member of the Federal Reserve System may purchase shares of the Portfolios by requesting their bank to transmit funds by wire to: United Missouri Bank; ABA #10-10-00695 for Account Number 98-7052-396-5; Further Credit: Pinnacle _______ Portfolio. The shareholder's name, the Portfolio's name and account number must be specified in the wire.

Subsequent Purchases: Additional investments may be made at any time through the wire procedures described above, which must include the shareholder's name, the Portfolio's name and account number. The investor's bank may impose a fee for investments by wire.

GENERAL INFORMATION REGARDING PURCHASES

A purchase order will be effective as of the day received by the Transfer Agent if the Transfer Agent receives the order and payment before 4:00 p.m., Eastern time. Payment may be made by check or readily available funds. The purchase price of shares of a Portfolio is the net asset value per share next determined after a purchase order is effective. Purchases will be made in full and fractional shares of the Portfolios calculated to three decimal places. The Fund will not issue certificates representing shares of the Portfolios.

If a check received for the purchase of shares does not clear, the purchase will be canceled, and the investor could be liable for any losses or fees incurred. The Fund reserves the right to reject a purchase order when the Fund determines that it is not in the best interest of the Fund or its shareholders to accept such order.

REDEMPTIONS

Redemption orders received by the Transfer Agent prior to 4:00 p.m., Eastern time on any Business Day will be effective that day. The redemption price of shares of a Portfolio is the net asset value per share of that Portfolio next determined after a valid redemption order, in good form, is received. Payment on redemption will be made as promptly as possible and, in any event, within seven days after the redemption order is received, provided, however, that redemption proceeds for shares purchased by check (including certified or cashier's checks) will be forwarded only upon collection of payment for such shares; collection of payment may take up to 15 days from the purchase date. Shareholders may not close their accounts by telephone.

Shareholders may receive redemption payments in the form of a check or by Federal Reserve or ACH wire transfer. There is no charge for having a check for redemption proceeds mailed. A wire charge, currently $10.00, will be deducted from the amount of a Federal Reserve wire redemption payment made at the request of a shareholder. Shareholders cannot redeem shares of the Portfolios by Federal Reserve wire on federal holidays restricting wire transfers. The Fund does not charge for ACH wire transactions; however, such transactions will not be posted to a shareholder's bank account until the second Business Day following the transaction.

The net asset value per share of each Portfolio is determined by dividing the total market value of the Portfolio's investments and other assets, less any liabilities, by the total outstanding shares of the Portfolio. Net asset value per share is determined daily as of 4:00 p.m., Eastern time on any Business Day. The Portfolios will use a pricing service to provide market quotations. The pricing service may use a matrix system of valuation which considers factors such as securities prices, yield features, call features, ratings and developments related to a specific security.

EXCHANGE PRIVILEGE

Shares of each Portfolio may be exchanged for shares of another Portfolio on the basis of current net asset values of such shares next determined after the Transfer Agent's receipt of a request for an exchange. For additional information, contact the Portfolios.

An exchange between Portfolios will normally involve realization of a capital gain or loss, since for Federal income tax purposes an exchange is treated as a sale of the shares from which the exchange is made and a purchase of the shares into which the exchange is made.

The Fund reserves the right to change or discontinue the exchange privilege, or any aspect of the privilege, upon 60 days' written notice.

PERFORMANCE

From time to time, the Portfolios may advertise their yield and total return. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made regarding actual future yields or returns. The yield of a Portfolio refers to the annualized income generated by an investment in the Portfolio over a specified 30-day period. The yield is calculated by assuming that the same amount of income generated by the investment during that period is generated in each 30-day period over one year and is shown as a percentage of the investment.

The total return of a Portfolio refers to the average compounded rate of return on a hypothetical investment, for designated time periods (including but not limited to the period from which the Portfolios commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period and assuming the reinvestment of all dividend and capital gain distributions.

The performance of the Pinnacle Extended Liquidity Portfolio may be compared to the performance of the average of the 6 and 12 month Merrill Lynch Constant Maturity U.S. Treasury Returns, the performance of Pinnacle Short Duration Portfolio may be compared to the performance of the 2 year Merrill Lynch Constant Maturity U.S. Treasury Returns and the performance of Pinnacle Intermediate Duration Portfolio may be compared to the performance of the average of the 3 and 5 year Merrill Lynch Constant Maturity U.S. Treasury Returns. The Portfolios may also periodically compare their performance to that of other mutual funds tracked by mutual fund rating services (such as Lipper Analytical Services, Inc.), financial and business publications and periodicals, broad groups of comparable mutual funds, unmanaged indices, which may assume investment of dividends but generally do not reflect deductions for administrative and management costs, or other investment alternatives. The Portfolios may quote Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance. The Portfolios may quote Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the U.S. The Portfolios may use long-term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. The Portfolios may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

The Portfolios may quote various measures of volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.

TAXES

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action.

No attempt has been made to present a detailed explanation of the federal, state or local income tax treatment of the Portfolios or its shareholders. Accordingly, shareholders are urged to consult their tax advisers regarding specific questions as to federal, state and local income taxes.

TAX STATUS OF THE PORTFOLIOS

Each Portfolio is treated as a separate entity for federal income tax purposes and is not combined with the Fund's other portfolios. Each Portfolio intends to qualify for the special tax treatment afforded regulated investment companies as defined under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). So long as a Portfolio qualifies for this special tax treatment, it will be relieved of federal income tax on that part of its net investment income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) which it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

Each Portfolio will distribute all of its net investment income (including, for this purpose, net short-term capital gain) to shareholders. Dividends from net investment income will be taxable to shareholders as ordinary income whether received in cash or in additional shares. Distributions from net investment income will qualify for the dividends-received deduction for corporate shareholders only to the extent such distributions are derived from dividends paid by domestic corporations; dividends of the Portfolios are not expected to qualify for this deduction. Any net capital gain will be distributed annually and will be taxed to shareholders as long-term capital gain, regardless of how long the shareholder has held shares. The Portfolios will make annual reports to shareholders of the federal income tax status of all distributions.

Income received on direct U.S. obligations is exempt from income tax at the state level when received directly and may be exempt, depending on the state, when received by a shareholder from the Portfolios provided certain state-specific conditions are satisfied. The Portfolios will inform shareholders annually of the percentage of income and distributions derived from direct U.S. obligations. Shareholders should consult their tax advisers to determine whether any portion of the income dividends received from the Portfolios is considered tax exempt in their particular state.

Dividends declared by the Portfolios in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Portfolios and received by the shareholders on December 31 of that year, if paid by the Portfolios at any time during the following January.

Each Portfolio intends to make sufficient distributions prior to the end of each calendar year to avoid liability for federal excise tax.

Sale, exchange or redemption of a Portfolio's shares is a taxable event to the shareholder.

GENERAL INFORMATION

THE FUND

The Fund, an open-end management investment company that offers shares of diversified portfolios, was organized under Massachusetts law as a business trust under a Declaration of Trust dated July 18, 1991. The Declaration of Trust permits the Fund to offer separate series ("portfolios") of shares. All consideration received by the Fund for shares of any portfolio and all assets of such portfolio belong to that portfolio and are subject to liabilities related thereto. The Fund reserves the right to create and issue shares of additional portfolios.

Each Portfolio pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing and insurance expenses and pays additional expenses, brokerage costs, interest charges, taxes and organization expenses and (ii) pro rata share of the Fund's other expenses, including audit and legal expenses. The Portfolios' expense ratios are disclosed under "Financial Highlights."

TRUSTEES OF THE FUND

The management and affairs of the Fund are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Fund.

VOTING RIGHTS

Each shareholder of record is entitled to one vote or fraction thereof for each share or fractional share held. Each Portfolio will vote separately on matters relating solely to it. As a Massachusetts business trust, the Fund is not required to hold annual meetings of shareholders but shareholders' approval will be sought for certain changes in the operation of the Fund and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Fund. In the event that such a meeting is requested, the Fund will provide appropriate assistance and information to the shareholders requesting the meeting.

REPORTING

The Fund issues unaudited financial information semiannually and audited financial statements annually for the Portfolios. The Fund also furnishes periodic reports and, as necessary, proxy statements to shareholders of record.

SHAREHOLDER INQUIRIES

Shareholder inquiries should be directed to The Advisors' Inner Circle Fund, P.O. Box 419009, Kansas City, Missouri 64141-6009 or by calling 1-800-932-7781.
Purchase and redemption transactions should be made through the Transfer Agent by calling 1-800-808-4921.

DIVIDENDS AND DISTRIBUTIONS

Each Portfolio declares dividends of substantially all of its net investment income (exclusive of capital gains) daily and distributes such dividends on the first Business Day of each month. Shares purchased begin earning dividends on the Business Day following receipt of funds by the Transfer Agent. [Normally, this will occur within two Business Days after an order is effective.] If any capital gain is realized, substantially all of it will be distributed at least annually.

Shareholders automatically receive all income dividends and capital gain distributions in additional shares, unless the shareholder has elected to take such payment in cash. Shareholders may change their election by providing written notice to the Transfer Agent at least 15 days prior to the distribution. Shareholders may receive payments for cash distributions in the form of a check or by Federal Reserve or ACH wire transfer.

Dividends and other distributions of the Portfolios are paid on a per-share basis. The value of each share will be reduced by the amount of the payment. If shares are purchased shortly before the record date for a distribution of capital gains, a shareholder will pay the full price for the shares and receive some portion of the price back as a taxable distribution or dividend.


COUNSEL AND INDEPENDENT PUBLIC ACCOUNTANTS

Morgan, Lewis & Bockius LLP serves as counsel to the Fund. Arthur Andersen LLP serves as the independent public accountants of the Fund.

CUSTODIAN

CoreStates Bank, N.A., Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101 acts as custodian (the "Custodian") of the Portfolios. The Custodian holds cash, securities and other assets of the Fund as required by the Investment Company Act of 1940, as amended (the "1940 Act").

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following is a description of some permitted investments for the Portfolios, and the associated risk factors:

U.S. GOVERNMENT SECURITIES - U.S. Government Securities consist of bills, notes and bonds issued by the U.S. Treasury and obligations issued or guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the Federal Home Loan Mortgage Corporation ("FHLMC"), the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (e.g., Government National Mortgage Association ("GNMA") securities), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank securities), while still others are supported only by the credit of the instrumentality (e.g., Federal National Mortgage Association ("FNMA") securities). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Portfolios' shares.

Government Pass-Through Securities:  These are securities that are issued or
----------------------------------
guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are GNMA, FNMA and FHLMC. FNMA and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are, but FNMA and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury. GNMA, FNMA and FHLMC each guarantees timely distributions of interest to certificate holders. GNMA and FNMA also each guarantees timely distributions of scheduled principal. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold PCS) which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates. The Portfolios will not invest in any mortgage-backed securities (including ARMS, CMOs and SMBs, as defined below) other than those issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Adjustable Rate Mortgage Securities ("ARMS"):  ARMS are a form of pass-through
---------------------------------------------
security representing interests in pools of mortgage loans whose interest rates are adjusted from time to time. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. While the value of ARMS, like other debt securities, generally vary inversely with changes in market interest rates (increasing in value during periods of declining interest rates and decreasing in value during periods of increasing interest rates), the values of ARMS should generally be more resistant to price swings than other debt securities because the interest rates of ARMS move with market interest rates. The adjustable rate feature of ARMS will not, however, eliminate fluctuations in the prices of ARMS, particularly during periods of extreme fluctuations in interest rates. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interests rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages.

CMOs:  CMOs are debt obligations or multiclass pass-through certificates issued
----
by agencies or instrumentalities of the U.S. Government. In a CMO, series of bonds or certificates are usually issued in multiple classes. Principal and interest paid on the underlying mortgage assets may be allocated among the several classes of a series of a CMO in a variety of ways. Each class of a CMO, often referred to as a "tranche," is issued with a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal payments on the underlying mortgage assets may cause CMOs to be retired substantially earlier then their stated maturities or final distribution dates, resulting in a loss of all or part of any premium paid. The Portfolios will not invest in CMO residual interests (i.e., claims on any excess cash flows remaining after payments due all other CMO classes and administrative expenses have been met).

Risk Factors:  The market value of fixed income investments, including U.S.
------------
Government Securities, will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes in the value of Portfolios securities will not affect cash income derived from these securities but will affect the Portfolios's net asset value.

Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life will be a security's actual average life.

ILLIQUID SECURITIES - Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on a Portfolio's books. An illiquid security includes a demand instrument with a demand notice period exceeding seven days, where there is no secondary market for such security, and repurchase agreements with a remaining term to maturity in excess of 7 days.

INVESTMENT COMPANY SECURITIES - Each Portfolio may invest up to 10% of its total assets in the securities of other open-end investment companies that invest solely in Type I Securities and repurchase agreements fully secured by Type I Securities. A Portfolio's purchase of investment company securities will result in a layering of expenses.

REPURCHASE AGREEMENTS - Repurchase agreements are agreements by which a Portfolio obtains a security and simultaneously commits to return the security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. The Custodian will hold the security as collateral for the repurchase agreement. A Portfolio bears a risk of loss in the event the other party defaults on its obligations and the Portfolio is delayed or prevented from exercising its right to dispose of the collateral or if the Portfolio realizes a loss on the sale of the collateral. A Portfolio will enter into repurchase agreements only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on established guidelines. Repurchase agreements are considered loans under the 1940 Act.

REVERSE REPURCHASE AGREEMENTS - Reverse repurchase agreements are agreements by which a Portfolio sells securities to financial institutions and simultaneously agrees to repurchase those securities at a mutually agreed-upon date and price. At the time a Portfolio enters into a reverse repurchase agreement, the Portfolio will place liquid assets having a value equal to the repurchase price in a segregated custodial account and monitor this account to ensure equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of securities sold by the Portfolio may decline below the price at which the Portfolio is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by the Portfolio under the 1940 Act.

SHORT SALES AGAINST-THE-BOX - The Portfolios may make short sales "against-the-box" for the purpose of deferring realization of gain or loss for federal income tax purposes and for the purpose of hedging against an anticipated decline in the value of the underlying securities. A short sale "against-the-box" is a short sale in which the Portfolio owns or has the right to obtain without payment of additional consideration an equal amount of the same type of securities sold short.

VARIABLE AND FLOATING RATE INSTRUMENTS - Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES - When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The Portfolios will maintain with the Custodian a separate account with liquid high grade debt securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Portfolios before settlement. These securities are subject to market fluctuation due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed.

                           TABLE OF CONTENTS

SUMMARY.................................................................  2
EXPENSE SUMMARY.........................................................  4
THE FUND AND THE PORTFOLIOS.............................................  5
INVESTMENT OBJECTIVES AND POLICIES......................................  5
INVESTMENT LIMITATIONS..................................................  7
THE ADVISER.............................................................  7
THE MONEY MANAGERS......................................................  7
THE ADMINISTRATOR.......................................................  9
SHAREHOLDER SERVICES....................................................  9
THE TRANSFER AGENT......................................................  9
THE DISTRIBUTOR.........................................................  9
PURCHASE AND REDEMPTION OF SHARES....................................... 10
PERFORMANCE............................................................. 12
TAXES................................................................... 13
GENERAL INFORMATION..................................................... 14
DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS................... 16

Fund:
THE ADVISORS' INNER CIRCLE FUND



Portfolios:
PINNACLE EXTENDED LIQUIDITY PORTFOLIO
PINNACLE SHORT DURATION PORTFOLIO
PINNACLE INTERMEDIATE DURATION PORTFOLIO



Adviser:
TRUST FOR COMMUNITY BANKS, L.P.



Distributor:
SEI FINANCIAL SERVICES COMPANY



Administrator:
SEI FUND RESOURCES



Legal Counsel:
MORGAN, LEWIS & BOCKIUS LLP



Independent Public Accountants:
ARTHUR ANDERSEN LLP



___________, 19__

                                     FUND:
                        THE ADVISORS' INNER CIRCLE FUND

                                  PORTFOLIOS:
                     Pinnacle Extended Liquidity Portfolio
                       Pinnacle Short Duration Portfolio
                   Pinnacle Intermediate Duration Portfolio

                    INVESTMENT ADVISER AND MONEY MANAGERS:
                                   TCB, L.P.
                    Duff & Phelps Investment Management Co.
                  State Street Research & Management Company
                          Weiss, Peck & Greer, L.L.C.
                           Western Asset Management

This Statement of Additional Information is not a prospectus and relates only to the Pinnacle Extended Liquidity Portfolio, the Pinnacle Short Duration Portfolio and the Pinnacle Intermediate Duration Portfolio (each, a "Portfolio" and together, the "Portfolios"). It is intended to provide additional information regarding the activities and operations of The Advisors' Inner Circle Fund (the "Fund") and the Portfolios and should be read in conjunction with the Portfolios' Prospectus dated ___________, 1996. The Prospectus for the Portfolios may be obtained by calling 1-800-932-7781.

                               TABLE OF CONTENTS

THE FUND.............................................................. S -  2
DESCRIPTION OF PERMITTED INVESTMENTS.................................. S -  2
INVESTMENT LIMITATIONS................................................ S -  4
THE ADVISER........................................................... S -  5
THE MONEY MANAGERS.................................................... S -  6
THE ADMINISTRATOR..................................................... S -  6
THE DISTRIBUTOR....................................................... S -  8
TRUSTEES AND OFFICERS OF THE FUND..................................... S -  8
COMPUTATION OF YIELD AND TOTAL RETURN................................ S -  11
PURCHASE AND REDEMPTION OF SHARES.................................... S -  12
DETERMINATION OF NET ASSET VALUE..................................... S -  13
TAXES................................................................ S -  13
PORTFOLIO TRANSACTIONS............................................... S -  14
DESCRIPTION OF SHARES................................................ S -  16
SHAREHOLDER LIABILITY................................................ S -  16
LIMITATION OF TRUSTEES' LIABILITY.................................... S -  16
EXPERTS.............................................................. S -  16


____________, 1996

THE FUND

This Statement of Additional Information relates only to the Pinnacle Extended Liquidity Portfolio, the Pinnacle Short Duration Portfolio and the Pinnacle Intermediate Duration Portfolio (each a "Portfolio" and together, the "Portfolios"). Each Portfolio is a separate series of the Advisors' Inner Circle Fund (the "Fund"), an open-end investment management company that offers shares of diversified portfolios, established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated July 18, 1991. The Declaration of Trust permits the Fund to offer separate series ("portfolios") of shares of beneficial interest ("shares"). Each portfolio is a separate mutual fund, and each share of each portfolio represents an equal proportionate interest in that portfolio. See "Description of Shares." No investment in shares of a portfolio should be made without first reading that portfolio's prospectus. Capitalized terms not defined herein are defined in the Prospectus offering shares of the Portfolios.

DESCRIPTION OF PERMITTED INVESTMENTS

The following sets forth certain information as a supplement to the "Investment Objectives and Policies" and "Description of Permitted Investments and Risk Factors" sections of the Prospectus.

HIGH RISK SECURITIES

Each Portfolio will not invest in securities which are considered "high risk" under the supervisory policies of the Office of the Comptroller of the Currency ("OCC"). The Federal Financial Institutions Examination Council ("FFIEC") supervisory policy was adopted by the OCC and currently sets forth the general definition of high risk mortgage securities and several tests to determine whether a particular security is a high risk security. In general, any mortgage dervitive product that exhibits greater price volatility than a benchmark fixed rate thirty-year mortgage-backed pass-through security will be deemed high risk.

INVESTMENT COMPANY SHARES

Each Portfolio may invest up to 10% of its total in shares of other investment companies that invest solely in Type I Securities (as defined in the Prospectus) and repurchase agreements related thereto. These investment companies typically incur fees that are separate from those fees incurred directly by the Portfolios. A Portfolio's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Portfolio expenses. Under applicable regulations, a Portfolio is prohibited from acquiring the securities of another investment company if, as a result of such acquisition:
(1) the Portfolio owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Portfolio's total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Portfolio.

MORTGAGE-BACKED SECURITIES

The Portfolios may invest in other mortgage-backed securities, principally collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single-family detached properties).

Many CMOs are issued with a number of classes or series that have different maturities and are retired in sequence. Investors purchasing such CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves generally are not guaranteed.

REMICs, which were authorized under the Internal Revenue Code of 1986, as amended (the "Code"), are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are a form of CMO, and issue multiple classes of securities.

REPURCHASE AGREEMENTS

Each Portfolio may enter into repurchase agreements with primary securities dealers recognized by the Federal Reserve Bank of New York or with national member banks as defined in Section 3(d)(1) of the Federal Deposit Insurance Act, as amended. A repurchase agreement will have an agreed-upon price (including principal and interest) and an agreed-upon repurchase date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed-upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

The repurchase agreements entered into by the Portfolios will provide that the underlying security at all times shall have a value at least equal to 100% of the resale price stated in the agreement; the Adviser monitors compliance with this requirement. Under all repurchase agreements entered into by a Portfolio, the Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Portfolio could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the Federal Bankruptcy Code provides protection for proceedings, the Portfolio may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Portfolio is treated as an unsecured creditor and required to return the underlying security to the seller's estate.

WHEN-ISSUED SECURITIES

Each Portfolio may purchase debt obligations on a when-issued basis, in which case delivery and payment normally take place on a future date. The Portfolios will make commitments to purchase obligations on a when-issued basis only with the intention of actually acquiring the securities, but may sell them before the settlement date. During the period prior to the settlement date, the securities are subject to market fluctuation, and no interest accrues on the securities to the purchaser. The payment obligation and the interest rate that will be received on the securities at settlement are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a when-issued basis may be used as a form of leveraging because the purchaser may accept the market risk prior to payment for the securities. The Portfolios, however, will not use such purchases for leveraging; instead, as disclosed in the Prospectus, a Portfolio will set aside assets to cover its commitments. If the value of these assets declines, the Portfolio will place additional liquid assets aside on a daily basis so that the value of the assets set aside is equal to the amount of the commitment.

INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of each Portfolio that cannot be changed without the consent of the holders of a majority of that Portfolio's outstanding shares. The phrase "majority of the outstanding shares" means the vote of (i) 67% or more of a Portfolio's shares present at a meeting, if more than 50% of the outstanding shares of a Portfolio are present or represented by proxy, or (ii) more than 50% of a Portfolio's outstanding shares, whichever is less.

Each Portfolio may not:

1.   Acquire more than 10% of the voting securities of any one issuer.

2.   Invest in companies for the purpose of exercising control.

3. Issue any class of senior security or sell any senior security of which it is the issuer, except that the Portfolio may borrow from any bank, provided that immediately after any such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio, and further provided that, to the extent that such borrowings exceed 5% of the Portfolio's total assets, all borrowings shall be repaid before the Portfolio makes additional investments. The term "senior security" shall not include any temporary borrowings that do not exceed 5% of the value of the Portfolio's total assets at the time the Portfolio makes such temporary borrowing. In addition, investment strategies that either obligate the Portfolio to purchase securities or require the Portfolio to segregate assets will not be considered borrowings or senior securities. This investment limitation shall not preclude the Portfolio from issuing multiple classes of shares in reliance on SEC rules or orders.

4. Make loans if, as a result, more than 33 1/3% of its total assets would be to other parties, except that the Portfolio may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

5. Purchase or sell real estate, real estate limited partnership interests, physical commodities or commodities contracts except that the Portfolio may purchase commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

6. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling the Portfolio security.

7. Purchase securities of other investment companies except as permitted by the Investment Company Act of 1940, as amended (the "1940 Act") and the rules and regulations thereunder.

8. Acquire any securities of companies in one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio's total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

NON-FUNDAMENTAL POLICIES

The following investment limitation of the Portfolio is non-fundamental and may be changed by the Fund's Board of Trustees without shareholder approval:

1. The Portfolio may not invest in illiquid securities in an amount exceeding, in the aggregate, 15% of the Portfolio's assets.

The foregoing percentage will apply at the time of the purchase of a security.

Except with respect to each Portfolio's policy concerning borrowing and illiquid securities, if a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values or assets will not constitute a violation of such restriction.

THE ADVISER

The Fund and TCB, L.P. (the "Adviser") have entered into an advisory agreement dated _________, 199_ (the "Advisory Agreement"). The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Fund or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The continuance of the Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of a Portfolio, and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Fund or, with respect to a Portfolio, by a majority of the outstanding shares of that Portfolio, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Fund.

For the fiscal year ended October 31, 1996, the Portfolios did not commence operations and therefore did not pay advisory fees.

THE MONEY MANAGERS

Duff & Phelps Investment Management Co.; State Street Research & Management Company; Weiss, Peck & Greer, L.L.C.; and Western Asset Management, investment sub-advisers for the Portfolios (each a "Money Manager") have each entered into separate sub-advisory agreements (each a "Sub-Advisory Agreement") with the Adviser. Duff & Phelps Investment Management Co. serves as Money Manager of the Extended Liquidity and Short Duration Portfolios; State Street Research & Management Company serves as Money Manager of the Short Duration and Intermediate Duration Portfolios; and Weiss, Peck & Greer, L.L.C. and Western Asset Management serve as Money Managers of the each Portfolio. Each Sub-Advisory Agreement provides that each Money Manager shall not be protected against any liability to the Fund or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The continuance of each Sub-Advisory Agreement, after 2 years, must be specifically approved at least annually (i) by the vote of the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Fund or, with respect to a Portfolio by a majority of the outstanding shares of that Portfolio, on not less than 30 days' nor more than 60 days' written notice to the Money Manager, or by the Money Manager on 90 days' written notice to the Fund.

For the fiscal year ended October 31, 1996, the Portfolios did not commence operations and therefore did not pay sub-advisory fees.

THE ADMINISTRATOR

The Administration Agreement provides that SEI Fund Resources (the "Administrator") shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Portfolios in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

The Administration Agreement shall remain effective for the initial term of the Agreement and each renewal term thereof unless earlier terminated (a) by the mutual written agreement of the parties; (b) by either party of the Administration Agreement on 90 days' written notice, as of the end of the initial term or the end of any renewal term; (c) by either party of the Administration Agreement on such date as is specified in written notice given by the terminating party, in the event of a material breach of the Administration Agreement by the other party, provided the terminating party has notified the other party of such breach at least 45 days' prior to the specified date of termination and the breaching party has not remedied such breach by the specified date; (d) effective upon the liquidation of the Administrator; or (e) as to a Portfolio or the Fund, effective upon the liquidation of the Portfolio or the Fund, as the case may be.

The Administrator, a Delaware business trust, has its principal business offices at 530 East Swedesford Road, Wayne, Pennsylvania 19087-1658. SEI Financial Management Corporation ("SFM"), a wholly-owned subsidiary of SEI Corporation, is the owner of all beneficial interest in the Administrator. SEI and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or manager to the following other mutual funds: The Achievement Funds Trust, The Arbor Fund, ARK Funds, Bishop Street Funds, CoreFunds, Inc., CrestFunds, Inc., CUFUND, FMB Funds, Inc., First American Funds, Inc., First American Investment Funds, Inc., Marquis Funds(R), Monitor Funds, Morgan Grenfell Investment Trust, The PBHG Funds, Inc., The Pillar Funds, Profit Funds Investment Trust, Rembrandt Funds(R), Santa Barbara Group of Mutual Funds, Inc., 1784 Funds(R), SEI Asset Allocation Trust, SEI Daily

Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, Stepstone Funds, STI Classic Funds, STI Classic Variable Trust and Turner Funds.

The Administrator will not be required to bear expenses of any Fund to an extent which would result in the Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code. The term "expenses" is defined in such laws or regulations, and generally excludes brokerage commissions, distribution expenses, taxes, interest and extraordinary expenses.

For the fiscal year ended October 31, 1996, the Portfolios did not commence operations and therefore did not pay administration fees.

THE DISTRIBUTOR

SEI Financial Services Company (the "Distributor"), a wholly-owned subsidiary of SEI, and the Fund are parties to a distribution agreement (the "Distribution Agreement"). The Distributor will not receive compensation for distribution of shares of the Portfolio.

The Distribution Agreement shall remain in effect for a period of two years after the effective date of the agreement and is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not interested persons and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Fund upon not more than 60 days' written notice by either party or upon assignment by the Distributor.

For the fiscal year ended October 31, 1996, the Portfolios did not commence operations and therefore did not pay distribution fees.

TRUSTEES AND OFFICERS OF THE FUND

The Trustees and executive officers of the Fund, their respective dates of birth and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the business address of each Trustee and executive officer is SEI Financial Management Corporation, 680 East Swedesford Road, Wayne, Pennsylvania 19087-1658. Certain officers of the Fund also serve as officers of The Achievement Funds Trust, The Arbor Fund, ARK Funds, Bishop Street Funds, CoreFunds, Inc., CrestFunds, Inc., CUFUND, First American Funds, Inc., First American Investment Funds, Inc., FMB Funds, Inc., Marquis Funds(R), Monitor Funds, Morgan Grenfell Investment Trust, The PBHG Funds, Inc., The Pillar Funds, Profit Funds Investment Trust, Rembrandt Funds(R), Santa Barbara Group of Mutual Funds, Inc., 1784 Funds(R), SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Managed Trust, SEI International Trust, SEI Tax Exempt Trust, Stepstone Funds, STI Classic Funds, STI Classic Variable Trust, SEI Liquid Asset Trust, SEI

Index Funds, SEI Institutional Investments Trust and Turner Funds, open-end management investment companies which are managed by SEI Financial Management Corporation and with the exception of Rembrandt Funds, are distributed by SEI Financial Services Company.

ROBERT A. NESHER (DOB 08/17/46) -- Chairman of the Board of Trustees* -- Retired since 1994. Executive Vice President of SEI, 1986-1994. Director and Executive Vice President of the Administrator and the Distributor, 1981-1994. Trustee of the Arbor Fund, Marquis Funds(R), Advisors' Inner Circle Fund, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI International Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, Insurance Investment Products Trust, 1784 Funds(R), Pillar Funds, Rembrandt Funds, and Stepstone Funds.

JOHN T. COONEY (DOB 01/20/27) -- Trustee** -- 569 N. Post Oak Lane, Houston, TX 77024. Retired since 1992. Formerly Vice Chairman of Ameritrust Texas N.A., 1989-1992, and MTrust Corp., 1985-1989. Trustee of the Arbor Fund, Marquis Funds(R), and Advisors' Inner Circle Fund.

WILLIAM M. DORAN (DOB 05/26/40) - Trustee* - 2000 One Logan Square, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius (law firm), counsel to the Trust, Administrator and Distributor, Director and Secretary of SEI.
Trustee of the Arbor Fund, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI International Trust, SEI Asset Allocation Trust, SEI Institutional Investments Trust, Insurance Investment Products Trust, The Advisors' Inner Circle Fund, and Marquis Funds(R).

FRANK E. MORRIS (DOB 12/30/23) -- Trustee** -- 105 Walpole Street, Dover, MA 02030. Retired since 1990. Peter Drucker Professor of Management, Boston College, 1989-1990. President, Federal Reserve Bank of Boston, 1968-1988. Trustee of The Arbor Fund, Marquis Funds(R), Advisors' Inner Circle Fund, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI International Trust, Insurance Investment Products Trust, SEI Asset Allocation Trust and SEI Institutional Investments Trust.

ROBERT A. PATTERSON (DOB 11/05/27) -- Trustee** -- 208 Old Main, University Park, PA 16802. Pennsylvania State University, Senior Vice President, Treasurer (Emeritus). Financial and Investment Consultant, Professor of Transportation (1984-present). Vice President-Investments, Treasurer, Senior Vice President (Emeritus) (1982-1984). Director, Pennsylvania Research Corp.; Member and Treasurer, Board of Trustees of Grove City College. Trustee of the Arbor Fund, Marquis Funds(R), and Advisors' Inner Circle Fund.

GENE PETERS (DOB 06/03/29)--- Trustee** -- 943 Oblong Road, Williamstown, MA 01267. Private investor from 1987 to present. Vice President and Chief Financial Officer, Western Company of North America (petroleum service company) (1980-1986). President of

Gene Peters and Associates (import company) (1978-1980). President and Chief Executive Officer of Jos. Schlitz Brewing Company before 1978. Trustee of the Arbor Fund, Marquis Funds(R) and Advisors' Inner Circle Fund.

JAMES M. STOREY (DOB 04/12/31) -- Trustee -- Partner, Dechert Price & Rhoads, from September 1987 - December 1993; Trustee of the Arbor Fund, Marquis Funds(R), Advisors' Inner Circle Fund, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI International Trust, Insurance Investment Products Trust, SEI Asset Allocation Trust, and SEI Institutional Investments Trust.

DAVID G. LEE (DOB 04/16/52) -- President and Chief Executive Officer -- Senior Vice President of the administrator and distributor since 1993. Vice President of the administrator and distributor, 1991-1993. President, GW Sierra Trust Funds before 1991.

SANDRA K. ORLOW (DOB 10/18/53) -- Vice President and Assistant Secretary -- Vice President and Assistant Secretary of the administrator and distributor since 1988.

KEVIN P. ROBINS (DOB 04/15/61) -- Vice President and Assistant Secretary -- Senior Vice President, General Counsel and Assistant Secretary of SEI, Senior Vice President, General Counsel and Secretary of the administrator and distributor since 1994. Vice President and Assistant Secretary of SEI, the administrator and distributor, 1992-1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1988-1992.

RICHARD W. GRANT (DOB 10/25/45) -- Secretary -- 2000 One Logan Square, Philadelphia, PA 19103, Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, administrator and distributor.

KATHRYN L. STANTON (DOB 11/19/58) -- Vice President and Assistant Secretary, Deputy General Counsel, Vice President and Assistant Secretary of SEI, Vice President and Assistant Secretary of the administrator and distributor since 1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1989-1994.

JOSEPH P. LYDON (DOB 09/27/59)-- Vice President and Assistant Secretary -- Director, Business Administration of Fund Resources, April 1995. Vice President, Fund Group, Dremen Value Management, LP, President Dremen Financial Services, Inc. prior to 1995.

STEPHEN G. MEYER (DOB 07/12/65) -- Controller, Chief Financial Officer-Vice President and Controller of SEI Fund Resources since 1995. Director, Internal Audit and Risk Management, SEI Corporation, 1992-1995. Senior Associate, Coopers and Lybrand, 1990-1992.

TODD B. CIPPERMAN (DOB 01/14/66) -- Vice President and Assistant Secretary -- Vice President and Assistant Secretary of SEI, the administrator and the distributor since 1995.

Associate, Dewey Ballantine (law firm) (1994-1995). Associate, Winston & Strawn (law firm) (1991-1994).

BARBARA A. NUGENT (DOB 06/18/56) -- Vice President and Assistant Secretary -- Vice President and Assistant Secretary of SEI, the administrator and distributor since 1996. Associate, Drinker Biddle & Reath (law firm) (1994-1996).
Assistant Vice President/Administration, Delaware Service Company, Inc. (1992-
1993); Assistant Vice President - Operations of Delaware Service Company, Inc. (1988-1992).

MARC H. CAHN (DOB 06/19/57) -- Vice President and Assistant Secretary -- Vice President and Assistant Secretary of SEI, the administrator and distributor since 1996. Associate General Counsel, Barclays Bank PLC (1995-1996). ERISA counsel, First Fidelity Bancorporation (1994-1995), Associate, Morgan, Lewis & Bockius LLP (1989-1994).

----------------------------
*Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act.

**Messrs. Cooney, Morris, Patterson, Peters and Storey serve as members of the Audit Committee of the Fund.

The Trustees and officers of the Fund own less than 1% of the outstanding shares of the Fund. The Fund pays the fees for unaffiliated Trustees.

The following table exhibits Trustee compensation for the fiscal year ended October 31, 1995.

====================================================================================================================================


                                                                                                               Total Compensation
                                                                                                                From Registrant and
                                                                                                                Fund Complex* Paid
                                                                                                                to Trustees for the
                                                                                                                Fiscal Year Ended
                                Aggregate Compensation            Pension or Retirement       Estimated         October 31, 1995
                                From Registrant for the Fiscal    Benefits Accrued as         Annual
                                Year Ended October 31, 1995       Part of Fund Expenses       Benefits Upon
 Name of Person, Position                                                                     Retirement
------------------------------------------------------------------------------------------------------------------------------------

John T. Cooney                  $9,429.84                                  N/A                     N/A          $9,429.84 for
                                                                                                                services on 1 board
------------------------------------------------------------------------------------------------------------------------------------

Frank E. Morris                 $9,429.84                                  N/A                     N/A          $9,429.84 for
                                                                                                                services on 1 board
------------------------------------------------------------------------------------------------------------------------------------

Robert Patterson                $9,429.84                                  N/A                     N/A          $9,429.84 for
                                                                                                                services on 1 board
------------------------------------------------------------------------------------------------------------------------------------

Eugene B. Peters                $9,429.84                                  N/A                     N/A          $9,429.84 for
                                                                                                                services on 1 board
------------------------------------------------------------------------------------------------------------------------------------

James M. Storey, Esq.           $9,429.84                                  N/A                     N/A          $9,429.84 for
                                                                                                                services on 1 board
------------------------------------------------------------------------------------------------------------------------------------

William M. Doran, Esq.          $0                                         N/A                     N/A          $0 for services on 1

                                                                                                                board
------------------------------------------------------------------------------------------------------------------------------------

Robert A. Nesher                $0                                         N/A                     N/A          $0 for services on 1

                                                                                                                board
====================================================================================================================================


*    For purposes of this table, the Fund Complex consists of only the Fund.

COMPUTATION OF YIELD AND TOTAL RETURN

From time to time, the Fund may advertise yield and total return of the Portfolios. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made concerning actual future yields or returns. The yield of a Portfolio refers to the annualized income generated by an investment in that Portfolio over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated in each period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:

Yield = 2[((a-b)/cd+1)/6/-1], where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

The total return of a Portfolio refers to the average compounded rate of return to a hypothetical investment for designated time periods (including, but not limited to, the period from which that Portfolio commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1 + T)/n/ = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value, as of the end of the designated time period, of a hypothetical $1,000 payment made at the beginning of the designated time period.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions may be made through the Distributor on a day on which both the New York Stock Exchange and the Federal Reserve wire system are open for business. Shares of the Portfolio are offered on a continuous basis.

It is currently the Fund's policy to pay all redemptions in cash. The Fund retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by a Portfolio in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. The Fund has filed an exemptive application with the Securities and Exchange Commission (the "SEC"), which, if granted would permit the Fund to make in-kind redemptions to those shareholders that are affiliated with the Portfolios solely by their ownership of a certain percentage of the Portfolios. There is no assurance the SEC will grant such exemptive relief.

The Fund reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which the disposal or valuation of the Portfolio's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Fund also reserves the right to suspend sales of shares of any Portfolio for any period during which the New York Stock Exchange, the Adviser, a Money Manager, the Administrator, the Transfer Agent and/or the custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

The securities of the Portfolios are valued by the Administrator. The Administrator will use an independent pricing service to obtain valuations of securities. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the service may also use a matrix system to determine valuations, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Trustees.

TAXES

The following is only a summary of certain tax considerations generally affecting the Portfolios and their shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations, including their state and local tax liabilities.

FEDERAL INCOME TAX

The following discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Each Portfolio intends to qualify as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. By following such a policy, the Portfolios expect to eliminate or reduce to a nominal amount the federal taxes to which they may be subject.

In order to qualify for treatment as a RIC under the Code, a Portfolio generally must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) (the "Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Portfolio's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income;
(ii) the Portfolio must derive less than 30% of its gross income each taxable year from the sale or other disposition of stocks or securities held for less than three months; (iii) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Portfolio's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iv) at the close of each quarter of the Portfolio's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers which the Portfolio controls and which are engaged in the same, similar or related trades or businesses.

Notwithstanding the Distribution Requirement described above, which requires only that a Portfolio distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), each Portfolio will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts. Each Portfolio intends to make sufficient distributions of its ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for excise tax.

Any gain or loss recognized on a sale or redemption of shares of the Portfolios by a non-exempt shareholder who is not a dealer in securities generally will be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise generally will be treated as a short-term capital gain or loss. If shares of a Portfolio on which a net capital gain distribution has been received are subsequently sold or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the long-term capital gain distribution.

In certain cases, the Portfolios will be required to withhold, and remit to the United States Treasury, 31% of any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, or (3) has not certified to the Portfolios that such shareholder is not subject to backup withholding.

If a Portfolio fails to qualify as a RIC for any taxable year, it will be subject to tax on its taxable income at regular corporate rates. In such an event, all distributions from that Portfolio generally would be eligible for the corporate dividend received deduction.

STATE TAXES

The Portfolios are not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Portfolio shareholders should consult with their tax advisers regarding the state and local tax consequences of investments in the Portfolios.

PORTFOLIO TRANSACTIONS

The Portfolios have no obligation to deal with any broker-dealer or group of broker-dealers in the execution of transactions in portfolio securities.
Subject to policies established by the Trustees of the Fund, the Adviser and/or Money Managers is/are responsible for placing the orders to execute transactions for the Portfolios. In placing orders, it is the policy of the Fund to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While the Adviser and/or Money Managers generally seeks reasonably competitive spreads or commissions, the Portfolios will not necessarily be paying the lowest spread or commission available.

The money market instruments in which the Portfolio invests are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Adviser and/or Money Managers will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market instruments are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Portfolios will primarily consist of dealer spreads and underwriting commissions.

It is expected that the Portfolios may execute brokerage or other agency transactions through the Distributor, which is a registered broker-dealer, for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934 and rules promulgated by the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for the Portfolios on an exchange if a written contract is in effect between the Distributor and the Fund expressly permitting the Distributor to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Portfolios for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

Since the Fund does not market its shares through intermediary brokers or dealers, it is not the Fund's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, the Adviser and/or Money Managers may place portfolio orders with qualified broker-dealers who recommend the Portfolios' shares to clients, and may, when a number of brokers and dealers can provide best net results on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

The Portfolios are required to identify any securities of its "regular brokers or dealers" (as such term is defined in the 1940 Act, which the Portfolios have acquired during its most recent fiscal year. For the fiscal year ended October 31, 1996, the Portfolios did not commence operations.

The portfolio turnover rate for each portfolio is estimated to be 300%.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of portfolios and shares of each portfolio, each of which represents an equal proportionate interest in the portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the portfolio. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Fund may create additional series of shares. All consideration received by the Fund for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Fund is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Fund were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Fund's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Fund or the Trustees, and because the Declaration of Trust provides for indemnification out of the Fund property for any shareholder held personally liable for the obligations of the Fund.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Fund unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Fund. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

EXPERTS

Arthur Andersen LLP serves as independent public accountants to the Fund.

       PART C:  OTHER INFORMATION

       Item 24.  Financial Statements and Exhibits:

       (a)       Financial Statements

                 none.

       (b)       Additional Exhibits

       (1) Registrant's Agreement and Declaration of Trust dated June 29, 1993 is incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on August 29, 1991.

       (1)(a) Registrant's Amendment No. 1 to the Agreement and Declaration of Trust dated December 2, 1996 is filed herewith.

       (2) Registrant's By-Laws are incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on August 29, 1991.

       (2)(a)    Registrant's Amended and Restated By-Laws are filed herewith.


       (3)       Not Applicable.

       (4)       Not Applicable.

       (5)(a) Investment Advisory Agreement between Registrant and Clover Capital Management, Inc. with respect to Clover Capital Equity Value Fund and Clover Capital Fixed Income Fund dated November 14, 1991 as originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on October 28, 1991 is incorporated herein by reference to Post-Effective Amendment No. 24, filed on February 28, 1996.

       (5)(b) Investment Advisory Agreement between Registrant and Turner Investment Partners, Inc., complete with schedule with respect to Turner Growth Equity Fund and form of schedule with respect to Turner Fixed Income Fund, Turner Small Cap Fund and as revised with respect to Turner Growth Equity Fund dated February 21, 1992 as originally filed with Post-Effective Amendment No. 11 to Registrant's Registration Statement on
                 Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on November 15, 1993 is incorporated herein by reference to Post-Effective Amendment No. 24 filed on February 28, 1996.

       (5)(c) Investment Advisory Agreement between Registrant and Oak Associates with respect to White Oak Growth Stock Fund and Pin Oak Aggressive Stock Fund dated July 20, 1992 as originally filed with Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on May 22, 1992 is incorporated herein by reference to Post-Effective Amendment No. 24 filed on February 28, 1996.

       (5)(d) Investment Advisory Agreement between Registrant and Aronson+Fogler with respect to A+F Large-Cap Fund dated October 15, 1993 as originally filed with Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on November 15, 1993 is incorporated herein by reference to Post-Effective Amendment No. 24 filed on February 28, 1996.

       (5)(e) Investment Advisory Agreement between Registrant and HGK Asset Management, Inc. with respect to HGK Fixed Income Fund dated August 15, 1994 as originally filed with Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 15, 1994 is incorporated herein by reference to Post-Effective Amendment No. 24 filed on February 28, 1996.

       (5)(f) Investment Advisory Agreement between Registrant and AIG Capital Management Corp. with respect to AIG Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on September 19, 1994.

       (5)(g) Investment Advisory Agreement between Registrant and First Manhattan Co. with respect to FMC Select Fund dated May 3, 1995 as originally filed with Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 1, 1995 is incorporated herein by reference to Post-Effective Amendment No. 24 filed on February 28, 1996.

       (5)(h) Form of Investment Advisory Agreement between Registrant and CRA Real Estate Securities L.P. with respect to the CRA Realty Shares Portfolio is incorporated herein by reference to Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on October 15, 1996.


       (5)(i) Form of Investment Advisory Agreement between Registrant and Trust for Community Banks, L.P. with respect to the Pinnacle Extended Liquidity Portfolio, Pinnacle Short Duration Portfolio and Pinnacle Intermediate Duration Portfolio is filed herewith.

       (5)(j) Form of Investment Sub-Advisory Agreement between Trust for Community Banks, L.P. and Duff & Phelps Investment Management Co. with respect to the Pinnacle Extended Liquidity Portfolio and Pinnacle Short Duration Portfolio is filed herewith.

       (5)(k) Form of Investment Sub-Advisory Agreement between Trust for Community Banks, L.P. and State Street Research & Management Company with respect to the Pinnacle Short Duration Portfolio and Pinnacle Intermediate Duration Portfolio is filed herewith.

       (5)(l) Form of Investment Sub-Advisory Agreement between Trust for Community Banks, L.P. and Weiss, Peck & Greer, L.L.C. with respect to the Pinnacle Extended Liquidity Portfolio, Pinnacle Short Duration Portfolio and Pinnacle Intermediate Duration Portfolio is filed herewith.

       (5)(m) Form of Investment Sub-Advisory Agreement between Trust for Community Banks, L.P. and Western Asset Management with respect to the Pinnacle Extended

              Liquidity Portfolio, Pinnacle Short Duration Portfolio and Pinnacle Intermediate Duration Portfolio is filed herewith.

       (6) Amended and Restated Distribution Agreement between Registrant and SEI Financial Services Company dated August 8, 1994 as originally filed with Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on September 19, 1994 is incorporated herein by reference to Post-Effective Amendment No. 24 filed on February 28, 1996.
       (7)    Not Applicable.
       (8) Custodian Agreement between Registrant and CoreStates Bank N.A. is incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on October 28, 1991.

       (9) Amended and Restated Administration Agreement between Registrant and SEI Financial Management Corporation, including schedules relating to Clover Capital Equity Value Fund, Clover Capital Fixed Income Fund, White Oak Growth Stock Fund, Pin Oak Aggressive Stock Fund, Roulston Midwest Growth Fund, Roulston Growth and Income Fund, Roulston Government Securities Fund, A+P Large-Cap Fund, Turner Fixed Income Fund, Turner Small Cap Fund, Turner Growth Equity Fund, Morgan Grenfell Fixed Income Fund, Morgan Grenfell Municipal Bond Fund and HGK Fixed Income Fund dated May 17, 1994 as originally filed with Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 15, 1994 is incorporated herein by reference to Post-Effective Amendment No. 24 filed on February 28, 1996.

       (9)(a) Form of Schedule to Amended and Restated Administration Agreement adding the CRA Realty Shares Portfolio is incorporated herein by reference to Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on October 15, 1996.


       (9)(b) Form of Shareholder Service Plan and Agreement for the Class A Shares of the CRA Realty Shares Portfolio is incorporated herein by reference to Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on October 15, 1996.





       (9)(c) Form of Schedule to Amended and Restated Administration Agreement adding the Pinnacle Extended Liquidity Portfolio, Pinnacle Short Duration Portfolio and Pinnacle Intermediate Duration Portfolio is filed herewith.
       (10) Opinion and Consent of Counsel is incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on October 28, 1991.
       (11)   Consent of Independent Public Accountants is filed herewith.
       (12)   Not Applicable.
       (13)   Not Applicable.
       (14)   Not Applicable.
       (15) Distribution Plan for The Advisors' Inner Circle Fund as originally filed with Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on September 19,

               1994 is incorporated herein by reference to Post-Effective Amendment No. 24 filed on February 28, 1996.
       (16) Performance Quotation Computation is incorporated herein by reference to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 25, 1994.
       (18)    Rule 18f-3 Plan is incorporated herein by reference to exhibit
               (15)(a) which is incorporated herein by reference to exhibit
               (15)(a) to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 1, 1995.
       (24) Powers of Attorney are incorporated herein by reference to Post-Effective Amendment No. 25, filed with the Securities and Exchange Commission on August 16, 1996.

       Item 25.  Persons Controlled by or under Common Control with Registrant

            See the Prospectuses and the Statements of Additional Information regarding the control relationships of The Advisors' Inner Circle Fund (the "Fund"). SEI Financial Management Corporation a wholly-owned subsidiary of SEI Corporation ("SEI"), is the owner of all beneficial interest in SEI Fund Resources ("the Administrator"). SEI and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers.

       Item 26.  Number of Holders of Securities as of December 2, 1996:


                                         Number of
Title of Class                           Record Holders
--------------                           --------------

Units of beneficial interest, without
par value-

Clover Capital Fixed Income Fund                278
Clover Capital Equity Value Fund              1,544
Clover Capital Small Cap Value Fund             159
White Oak Growth Stock Fund                     809
Pin Oak Aggressive Stock Fund                   604
HGK Fixed Income Fund                           138
AIG Money Market Fund Class A                   176
AIG Money Market Fund Class B                    72
FMC Select Fund                                  17
CRA Realty Shares Portfolio                     N/A
Pinnacle Extended Liquidity Portfolio           N/A
Pinnacle Short Duration Portfolio               N/A


               Pinnacle Intermediate Duration Portfolio        N/A



       Item 27.  Indemnification:

                 Article VIII of the Agreement and Declaration of Trust filed as
       Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

       Item 28.  Business and Other Connections of Investment Advisor:

                 Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of the Advisor is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

       Clover Capital Management, Inc.
       -------------------------------
       Clover Capital Management, Inc. is the investment adviser for the Clover Capital Equity Value, Clover Capital Fixed Income and Clover Capital Small Cap Value Funds. The principal address of Clover Capital Management, Inc. is 11 Tobey Village Office Park, Pittsford, NY 14534.

       The list required by this Item 28 of general partners of Clover Capital Management, Inc., together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such general partners during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by Clover Capital Management, Inc. under the Advisers Act of 1940 (SEC File No. 801-27041).

       Oak Associates
       --------------
       Oak Associates is the investment adviser for the White Oak Growth Stock Fund and the Pin Oak Aggressive Stock Fund. The principal address of Oak Associates is 3875 Embassy Parkway, Suite 250, Akron, OH 44333.

       The list required by this Item 28 of general partners of Oak Associates, together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such general partners during the past two years is incorporated by reference to Schedules B and D of Form ADV filed by Oak Associates under the Advisers Act of 1940 (SEC File No. 801-23632).


       HGK Asset Management, Inc.
       --------------------------
       HGK Asset Management, Inc. is the investment adviser for the HGK Fixed Income Fund. The principal address of HGK Asset Management, Inc. is Newport Tower, 525 Washington Blvd., Jersey City, NJ 07310.

       The list required by this Item 28 of general partners of HGK Asset Management, Inc., together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such general partners during the past two years is incorporated by reference to Schedules B and D of Form ADV filed by HGK Asset Management, Inc. under the Advisers Act of 1940 (SEC File No. 801-19314).

       AIG Capital Management Corp.
       ----------------------------
       AIG Capital Management Corp. is the investment adviser for the AIG Money Market Fund. The principal address of AIG Capital Management Corp. is 70 Pine Street, New York, NY 10270.

       The list required by this Item 28 of directors and officers of AIG Capital Management Corp., together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such directors and officers during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by AIG Capital Management Corp. under the Advisers Act of 1940 (SEC File No. 801-47192).

       First Manhattan Co.
       -------------------
       First Manhattan Co. is the investment adviser for the FMC Select Fund. The principal address of First Manhattan Co. is 437 Madison Avenue, New York, NY 10022.

       The list required by this Item 28 of general partners of First Manhattan Co., together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such general partners during the past two years is incorporated by reference to Schedules B and D of Form ADV filed by First Manhattan Co. under the Advisers Act of 1940 (SEC File No. 801-12411).

       CRA Real Estate Securities L.P.
       -------------------------------
       CRA Real Estate Securities L.P. is the investment adviser for the CRA Realty Shares Portfolio. The principal address of CRA Real Estate Securities L.P. is Suite 205, 259 Radnor-Chester Road, Radnor, PA 19087.

       The list required by this Item 28 of general partners of CRA Real Estate Securities L.P., together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such general partners during the past two years is incorporated by reference to Schedules B and D of Form ADV filed by CRA Real Estate Securities L.P. under the Advisers Act of 1940 (SEC File No. 801-49083).

       Trust for Community Banks, L.P.
       -------------------------------

       Trust for Community Banks, L.P. is the investment adviser for the Pinnacle Extended Liquidity Portfolio, Pinnacle Short Duration Portfolio and Pinnacle Intermediate Term Portfolio. The principal address of Trust for Community Banks, L.P. is 800 Laurel Oak Drive, Suite 200, Naples, FL 34108.

       Name and Position with                                  Connection with Other
       Investment Advisor              Name of Other Company   Company
       ---------------------           ---------------------   ----------------
       L. Edward Baker, principal of   Summit Investment       Majority Shareholder
        General Partner                 Advisors, Inc.

       James F. Nolan, principal of     --                     --
        General Partner

       Duff & Phelps Investment Management Co.
       ---------------------------------------
       Duff & Phelps Investment Management Co. is the investment sub-adviser for the Pinnacle Extended Liquidity Portfolio and Pinnacle Short Duration Portfolio. The principal address of Duff & Phelps Investment Management Co. is 55 East Monroe, Chicago, IL 60603.

       The list required by this Item 28 of general partners of Duff & Phelps Investment Management Co., together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such general partners during the past two years is incorporated by reference to Schedules B and D of Form ADV filed by Duff & Phelps Investment Management Co. under the Advisers Act of 1940 (SEC File No. 801- 14813).

       State Street Research & Management Company
       ------------------------------------------
       State Street Research & Management Company is the investment sub-adviser for the Pinnacle Short Duration Portfolio and Pinnacle Intermediate Duration Portfolio. The principal address of State Street Research & Management Company is One Financial Center, Boston, MA 02111.

       The list required by this Item 28 of general partners of State Street Research & Management Company, together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such general partners during the past two years is incorporated by reference to Schedules B and D of Form ADV filed by State Street Research & Management Company under the Advisers Act of 1940 (SEC File No. 801- 18538).

       Weiss, Peck & Greer, L.L.C.
       ---------------------------
       Weiss, Peck & Greer, L.L.C. is the investment sub-adviser for the Pinnacle Extended Liquidity Portfolio, Pinnacle Short Duration Portfolio and Pinnacle Intermediate Duration Portfolio. The principal address of Weiss, Peck & Greer, L.L.C. is One New York Plaza, New York, NY 10004.

       The list required by this Item 28 of general partners of Weiss, Peck & Greer, L.L.C., together with information as to any other business profession, vocation, or employment of a substantial nature engaged in engaged in by such general partners during the past two years is incorporated by reference to Schedules B and D of Form ADV filed by Weiss, Peck & Greer under the Advisers Act of 1940 (SEC File
       No. 801-6604).

       Western Asset Management
       ------------------------

       Western Asset Management is the investment sub-adviser for the Pinnacle Extended Liquidity Portfolio, Pinnacle Short Duration Portfolio and Pinnacle Intermediate Duration Portfolio. The principal address of Western Asset Management is 117 E. Colorado Blvd., Pasadena, CA 91105.


       The list required by this Item 28 of general partners of Western Asset Management, together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such general partners during the past two years is incorporated by reference to Schedules B and D of Form ADV filed by Western Asset Management under the Advisers Act of 1940 (SEC File No. 801-08162).

       Item 29.  Principal Underwriters:

       Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter, distributor or investment advisor.

       Registrant's distributor, SEI Financial Services Company ("SFS"), acts as distributor for:

       SEI Daily Income Trust                            July 15, 1982
       SEI Liquid Asset Trust                            November 29, 1982
       SEI Tax Exempt Trust                              December 3, 1982
       SEI Index Funds                                   July 10, 1985
       SEI Institutional Managed Trust                   January 22, 1987
       SEI International Trust                           August 30, 1988
       Stepstone Funds                                   January 30, 1991
       The Pillar Funds                                  February 28, 1992
       CUFUND                                            May 1, 1992
       STI Classic Funds                                 May 29, 1992
       CoreFunds, Inc.                                   October 30, 1992
       First American Funds, Inc.                        November 1, 1992
       First American Investment Funds, Inc.             November 1, 1992
       The Arbor Fund                                    January 28, 1993
       1784 Funds(R)                                     June 1, 1993
       The PBHG Funds, Inc.                              July 16,1993
       Marquis Funds(R)                                  August 17, 1993
       Morgan Grenfell Investment Trust                  January 3, 1994
       The Achievement Funds Trust                       December 27, 1994
       Bishop Street Funds                               January 27, 1995


       CrestFunds, Inc.                                  March 1, 1995
       STI Classic Variable Trust                        August 18, 1995
       ARK Funds                                         November 1, 1995
       Monitor Funds                                     January 11, 1996
       FMB Funds, Inc.                                   March 1, 1996
       SEI Asset Allocation Trust                        April 1, 1996
       Turner Funds                                      April 30, 1996
       SEI Institutional Investments Trust               June 14, 1996
       First American Strategy Funds, Inc.               October 1, 1996

       SFS provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

       Furnish the information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the principal business address of each director or officer is 680 E. Swedesford Road, Wayne, PA 19087.

                                Position and Office                                            Positions and Offices
       Name                     with Underwriter                                               with Registrant
       ----                     ----------------                                               ---------------

       Alfred P. West, Jr.      Director, Chairman & Chief Executive Officer                             --
       Henry H. Greer           Director, President & Chief Operating Officer                            --
       Carmen V. Romeo          Director, Executive Vice President & Treasurer                           --
       Gilbert L. Beebower      Executive Vice President                                                 --
       Richard B. Lieb          Executive Vice President, President-Investment Services Division         --
       Leo J. Dolan, Jr.        Senior Vice President                                                    --
       Carl A. Guarino          Senior Vice President                                                    --
       Jerome Hickey            Senior Vice President                                                    --
       Larry Hutchison          Senior Vice President                                                    --
       Steven Kramer            Senior Vice President                                                    --
       David G. Lee             Senior Vice President                                          President & Chief Executive Officer
       William Madden           Senior Vice President                                                    --
       Jack May                 Senior Vice President                                                    --
       A. Keith McDowell        Senior Vice President                                                    --
       Dennis J. McGonigle      Senior Vice President                                                    --
       Hartland J. McKeown      Senior Vice President                                                    --
       Barbara J. Moore         Senior Vice President                                                    --
       James V. Morris          Senior Vice President                                                    --
       Steven Onofrio           Senior Vice President                                                    --
       Kevin P. Robins          Senior Vice President, General Counsel & Secretary             Vice President, Assistant Secretary
       Robert Wagner            Senior Vice President                                                    --
       Patrick K. Walsh         Senior Vice President                                                    --
       Kenneth Zimmer           Senior Vice President                                                    --
       Robert Aller             Vice President                                                           --
       Marc H. Cahn             Vice President & Assistant Secretary                           Vice President, Assistant Secretary

                                Position and Office                                            Positions and Offices
       Name                     with Underwriter                                               with Registrant
       ----                     ----------------                                               ---------------

       Gordon W. Carpenter      Vice President                                                           --
       Todd Cipperman           Vice President & Assistant Secretary                           Vice President, Assistant Secretary
       Robert Crudup            Vice President & Managing Director                                       --
       Ed Daly                  Vice President                                                           --
       Jeff Drennen             Vice President                                                           --
       Mick Duncan              Vice President and Team Leader                                           --
       Vic Galef                Vice President & Managing Director                                       --
       Kathy Heilig             Vice President                                                           --
       Michael Kantor           Vice President                                                           --
       Samuel King              Vice President                                                           --
       Kim Kirk                 Vice President & Managing Director                                       --
       Donald H. Korytowski     Vice President                                                           --
       John Krzeminski          Vice President & Managing Director                                       --
       Robert S. Ludwig         Vice President and Team Leader                                           --
       Vicki Malloy             Vice President and Team Leader                                           --
       Carolyn McLaurin         Vice President & Managing Director                                       --
       W. Kelso Morrill         Vice President                                                           --
       Barbara A. Nugent        Vice President & Assistant Secretary                           Vice President, Assistant Secretary
       Sandra K. Orlow          Vice President & Assistant Secretary                           Vice President, Assistant Secretary
       Donald Pepin             Vice President & Managing Director                                       --
       Larry Pokora             Vice President                                                           --
       Kim Rainey               Vice President                                                           --
       Paul Sachs               Vice President                                                           --
       Mark Samuels             Vice President & Managing Director                                       --
       Steve Smith              Vice President                                                           --
       Daniel Spaventa          Vice President                                                           --
       Kathryn L. Stanton       Vice President & Assistant Secretary                           Vice President, Assistant Secretary
       Wayne M. Withrow         Vice President & Managing Director                                       --
       William Zawaski          Vice President                                                           --
       James Dougherty          Director of Brokerage Services                                           --

Item 30.  Location of Accounts and Records:

       Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

       (a)  With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b);
       (3); (6); (8); (12); and 31a-I (d), the required books and records are maintained at the offices of Registrant's Custodian:

                 CoreStates Bank, N.A.
                 Broad & Chestnut Streets
                 P.O. Box 7618
                 Philadelphia, PA 19101

       (b)/(c)  With respect to Rules 31a-1(a); 31a-1 (b)(1),(4); (2)(C) and
       (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's
       Administrator:

                 SEI Fund Resources
                 680 E. Swedesford Road
                 Wayne, PA 19087

       (c)  With respect to Rules 31a-1 (b)(5), (6), (9) and (10) and 31a-1 (f),
       the required books and records are maintained at the offices of the Registrant's Advisors:

                 Clover Capital Management
                 11 Tobey Village Office Park
                 Pittsford, NY  14534

                 Oak Associates
                 3875 Embassy Parkway
                 Suite 250
                 Akron, OH 44333-8334

                 HGK Asset Management, Inc.
                 Newport Tower
                 525 Washington Blvd.
                 Jersey City, NJ 07310

                 AIG Capital Management Corp.
                 70 Pine Street
                 20th Floor
                 New York, NY  10270

                 First Manhattan Co.
                 437 Madison Avenue
                 New York, NY  10022-7022

                 CRA Real Estate Securities L.P.
                 Suite 205
                 259 Radnor-Chester Road
                 Radnor, PA 19087




                 Trust for Community Banks, L.P.
                 800 Laurel Oak Drive, Suite 200
                 Naples, FL 34108

                 Duff & Phelps Investment Management Co.
                 55 East Monroe
                 Chicago, IL 60603

                 State Street Research & Management Company
                 One Financial Center
                 Boston, MA 02111

                 Weiss, Peck & Greer, L.L.C.
                 One New York Plaza
                 New York, NY 10004

                 Western Asset Management
                 117 E. Colorado Blvd.
                 Pasadena, CA 91105

       Item 31.  Management Services: None.

       Item 32.  Undertakings:

            Registrant hereby undertakes to file a post-effective amendment, using financial statements with respect to the Pinnacle Extended Liquidity Portfolio, Pinnacle Short Duration Portfolio and Pinnacle Intermediate Portfolio, which need not be certified, within four to six months from the effective date of this Post-Effective Amendment No. 27.







            Registrant hereby undertakes to file a post-effective amendment, using financial statements with respect to the CRA Realty Shares Portfolio which need not be certified, within four to six months from the effective date of Post-Effective Amendment No. 26.

            Registrant hereby undertakes that whenever shareholders meeting the requirements of Section 16(c) of the Investment Company Act of 1940 inform the Board of Trustees of their desire to communicate with shareholders of the Fund, the Trustees will inform such shareholders as to the approximate number of shareholders of record and the approximate costs of mailing or afford said shareholders access to a list of shareholders.

            Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with such meetings to assist in communications with other shareholders as required by the provisions of Section 16(c) of the Investment Company Act of 1940.

            Registrant hereby undertakes to furnish each prospective person to whom a prospectus for any series of the Registrant is delivered with a copy of the Registrant's latest annual report to shareholders for such series, when such annual report is issued containing information called for by Item 5A of Form N-1A, upon request and without charge.

                                     NOTICE


            A copy of the Agreement and Declaration of Trust for The Advisors' Inner Circle Fund is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Fund by an officer of the Fund as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or shareholders individually but are binding only upon the assets and property of the Fund.

                                   SIGNATURES

       Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post-Effective Amendment to the Registration Statement
       No. 33-42484 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wayne, Commonwealth of Pennsylvania on the 13th day of December, 1996.
                                                 THE ADVISORS' INNER CIRCLE FUND

                                                 By: /s/ David G. Lee
                                                     ------------------------
                                                     David G. Lee, President

       Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity on the dates indicated.

                 *                            Trustee              December 13, 1996
       -------------------------
       John Cooney

                 *                            Trustee              December 13, 1996
       -------------------------
       William M. Doran

                 *                            Trustee              December 13, 1996
       -------------------------
       Frank E. Morris

                 *                            Trustee              December 13, 1996
       -------------------------
       Robert A. Nesher

                 *                            Trustee              December 13, 1996
       -------------------------
       Robert A. Patterson

                 *                            Trustee              December 13, 1996
       -------------------------
       Eugene Peters

                 *                            Trustee              December 13, 1996
       -------------------------
       James M. Storey

       /s/ David G. Lee               President &                  December 13, 1996
       -------------------------      Chief Executive Officer
       David G. Lee

       /s/ Stephen G. Meyer           Controller &                 December 13, 1996
       -------------------------      Chief Financial Officer
       Stephen G. Meyer

       /*/By: /s/ David G. Lee
              ------------------
              David G. Lee
              Attorney-in-Fact

                                 EXHIBIT INDEX

       Exhibit No. and Description
       ---------------------------

       EX-99.B1    Registrant's Agreement and Declaration of Trust dated
                   June 29, 1993 is incorporated herein by reference to
                   Registrant's Registration Statement on Form N-1A (File No.
                   33-42484), filed with the Securities and Exchange Commission on August 29, 1991.
       EX-99.B1(a) Registrant's Amendment No. 1 to the Agreement and Declaration of
                   Trust dated December 2, 1996 is filed herewith.
       EX-99.B2    Registrant's By-Laws are incorporated herein by reference to
                   Registrant's Registration Statement on Form N-1A (File No.
                   33-42484), filed with the Securities and Exchange Commission on August 29, 1991.
       EX-99.B2(a) Registrant's Amended and Restated By-Laws are filed herewith.
       EX-99.B3    Not Applicable.
       EX-99.B4    Not Applicable.
       EX-99.B5(a) Investment Advisory Agreement between Registrant and Clover
                   Capital Management, Inc. with respect to Clover Capital
                   Equity Value Fund and Clover Capital Fixed Income Fund dated
                   November 14, 1991 as originally filed with Pre-Effective
                   Amendment No. 1 to Registrant's Registration Statement on
                   Form N-1A (File No. 33-42484), filed with the Securities and
                   Exchange Commission on October 28, 1991 is incorporated
                   herein by reference to Post-Effective Amendment No. 24,
                   filed on February 28, 1996.
       EX-99.B5(b) Investment Advisory Agreement between Registrant and Turner
                   Investment Partners, Inc., complete with schedule with
                   respect to Turner Growth Equity Fund and form of schedule
                   with respect to Turner Fixed Income Fund, Turner Small Cap
                   Fund and as revised with respect to Turner Growth Equity
                   Fund dated February 21, 1992 as originally filed with Post-
                   Effective Amendment No. 11 to Registrant's Registration
                   Statement on Form N-1A (File No. 33-42484), filed with the
                   Securities and Exchange Commission on November 15, 1993 is
                   incorporated herein by reference to Post-Effective Amendment
                   No. 24 filed on February 28, 1996.
       EX-99.B5(c) Investment Advisory Agreement between Registrant and Oak
                   Associates with respect to White Oak Growth Stock Fund and
                   Pin Oak Aggressive Stock Fund dated July 20, 1992 as


       Exhibit No. and Description
       ---------------------------


                   originally filed with Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A (File No.
                   33-42484), filed with the Securities and Exchange Commission on May 22, 1992 is incorporated herein by reference to Post-
                   Effective Amendment No. 24 filed on February 28, 1996.
       EX-99.B5(d) Investment Advisory Agreement between Registrant and
                   Aronson+Fogler with respect to A+F Large-Cap Fund dated
                   October 15, 1993 as originally filed with Post-Effective
                   Amendment No. 11 to Registrant's Registration Statement on
                   Form N-1A (File No. 33-42484), filed with the Securities and
                   Exchange Commission on November 15, 1993 is incorporated herein by reference to Post-Effective Amendment No. 24 filed on February 28, 1996.
       EX-99.B5(e) Investment Advisory Agreement between Registrant and HGK
                   Asset Management, Inc. with respect to HGK Fixed Income Fund dated August 15, 1994 as originally filed with Post-
                   Effective Amendment No. 15 to Registrant's Registration
                   Statement on Form N-1A (File No. 33-42484), filed with the
                   Securities and Exchange Commission on June 15, 1994 is incorporated herein by reference to Post-Effective Amendment
                   No. 24 filed on February 28, 1996.
       EX-99.B5(f) Investment Advisory Agreement between Registrant and AIG
                   Capital Management Corp. with respect to AIG Money Market
                   Fund is incorporated herein by reference to Post-Effective
                   Amendment No. 17 to Registrant's Registration Statement on
                   Form N-1A (File No. 33-42484), filed with the Securities and
                   Exchange Commission on September 19, 1994.
       EX-99.B5(g) Investment Advisory Agreement Between Registrant and First
                   Manhattan Co. with respect to FMC Select Fund dated May 3,
                   1995 as originally filed with Post-Effective Amendment No.
                   19 to Registrant's Registration Statement on Form N-1A (File
                   No.33-42484), filed with the Securities and Exchange
                   Commission on February 1, 1995 is incorporated herein by reference to Post-Effective Amendment No. 24 filed on February 28, 1996.
       EX-99.B5(h) Form of Investment Advisory Agreement between Registrant and
                   CRA Real Estate Securities L.P. with respect to the CRA
                   Realty Shares Portfolio is incorporated herein by reference to Post-Effective Amendment No. 26 to Registrant's Registration
                   Statement on Form N-1A (File No. 33-42484), filed with the
                   Securities and Exchange Commission on October 15, 1996.


       Exhibit No. and Description
       ---------------------------

       EX-99.B5(i) Form of Investment Advisory Agreement between Registrant and
                   Trust for Community Banks, L.P. with respect to the Pinnacle
                   Extended Liquidity Portfolio, Pinnacle Short Duration
                   Portfolio and Pinnacle Intermediate Duration Portfolio is
                   filed herewith.
       EX-99.B5(j) Form of Investment Sub-Advisory Agreement between Trust for
                   Community Banks, L.P. and Duff & Phelps Investment Management
                   Co. with  respect to the Pinnacle Extended Liquidity Portfolio and Pinnacle Short Duration Portfolio is filed herewith.
       EX-99.B5(k) Form of Investment Sub-Advisory Agreement between Trust for
                   Community Banks, L.P. and State Street Research & Management
                   Company with respect to the Pinnacle Short Duration
                   Portfolio and Pinnacle Intermediate Duration Portfolio is
                   filed herewith.
       EX-99.B5(l) Form of Investment Sub-Advisory Agreement between Trust for
                   Community Banks, L.P. and Weiss, Peck & Greer, L.L.C., with respect to the Pinnacle Extended Liquidity Portfolio,
                   Pinnacle Short Duration Portfolio and Pinnacle Intermediate
                   Duration Portfolio is filed herewith.
       EX-99.B5(m) Form of Investment Sub-Advisory Agreement between Trust for
                   Community Banks, L.P. and Western Asset Management with
                   respect to the Pinnacle Extended Liquidity Portfolio,
                   Pinnacle Short Duration Portfolio and Pinnacle Intermediate
                   Duration Portfolio is filed herewith.
       EX-99.B6    Amended and Restated Distribution Agreement between
                   Registrant and SEI Financial Services Company dated
                   August 8, 1994 as originally filed with Post-Effective
                   Amendment No. 17 to Registrant's Registration Statement on
                   Form N-1A (File No. 33-42484), filed with the Securities and
                   Exchange Commission on September 19, 1994 is incorporated by reference to Post-Effective Amendment No. 24 filed on
                   February 28, 1996.
       EX-99.B7    Not Applicable.
       EX-99.B8    Custodian Agreement between Registrant and CoreStates Bank
                   N.A. is incorporated herein by reference to Pre-Effective
                   Amendment No. 1 to Registrant's Registration Statement on
                   Form N-1A (File No. 33-42484), filed with the Securities and
                   Exchange Commission on October 28, 1991.
       EX-99.B9    Amended and Restated Administration Agreement between
                   Registrant and SEI Financial Management Corporation,
                   including schedules relating to Clover Capital Equity Value


       Exhibit No. and Description
       ---------------------------


                   Fund, Clover Capital Fixed Income Fund, White Oak Growth
                   Stock Fund, Pin Oak Aggressive Stock Fund, Roulston Midwest
                   Growth Fund, Roulston Growth and Income Fund, Roulston
                   Government Securities Fund, A+P Large-Cap Fund, Turner Fixed
                   Income Fund, Turner Small Cap Fund, Turner Growth Equity
                   Fund, Morgan Grenfell Fixed Income Fund, Morgan Grenfell
                   Municipal Bond Fund and HGK Fixed Income Fund dated May 17,
                   1994 as originally filed with Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A (File No.
                   33-42484), filed with the Securities and Exchange Commission on June 15, 1994 is incorporated herein by reference to Post-
                   Effective Amendment No. 24 filed on February 28, 1996.
       EX-99.B9(a) Form of Schedule to Amended and Restated Administration
                   Agreement adding the CRA Realty Shares Portfolio is
                   incorporated herein by reference to Post-Effective Amendment
                   No. 26 to Registrant's Registration Statement on Form N-1A
                   (File No. 33-42484), filed with the Securities and Exchange
                   Commission on October 15, 1996.
       EX-99.B9(b) Form of Shareholder Service Plan and Agreement for the Class
                   A Shares of the CRA Realty Shares Portfolio is incorporated herein by reference to Post-Effective Amendment No. 26 to
                   Registrant's Registration Statement on Form N-1A (File No.
                   33-42484), filed with the Securities and Exchange Commission on October 15, 1996.
       EX-99.B9(c) Form of Schedule to Amended and Restated Administration
                   Agreement adding the Pinnacle Extended Liquidity Portfolio,
                   Pinnacle Short Duration Portfolio and Pinnacle Intermediate
                   Duration Portfolio is filed herewith.
       EX-99.B10   Opinion and Consent of Counsel is incorporated herein by
                   reference to Pre-Effective Amendment No. 1 to Registrant's
                   Registration Statement on Form N-1A (File No. 33-42484),
                   filed with the Securities and Exchange Commission on
                   October 28, 1991.
       EX-99.B11   Consent of Independent Public Accountants is filed herewith.
       EX-99.B12   Not Applicable.
       EX-99.B13   Not Applicable.
       EX-99.B14   Not Applicable.
       EX-99.B15   Distribution Plan for The Advisors' Inner Circle Fund as
                   originally filed with Post-Effective Amendment No. 17 to
                   Registrant's Registration Statement on Form N-1A (File No.
                   33-42484), filed with the Securities and Exchange


       Exhibit No. and Description
       ---------------------------


                   Commission on September 19, 1994 is incorporated herein by reference to Post-Effective Amendment No. 24 filed on
                   February 28, 1996.
       EX-99.B16   Performance Quotation Computation is incorporated herein by reference to Post-Effective Amendment No. 13 to Registrant's
                   Registration Statement on Form N-1A (File No. 33-42484),
                   filed with the Securities and Exchange Commission on
                   February 25, 1994.
       EX-99.B18   Rule 18f-3 Plan is incorporated herein by reference to exhibit (15)(a)
                   which is incorporated herein by reference to exhibit (15)(a)
                   to Post-Effective Amendment No. 21 to Registrant's
                   Registration Statement on Form N-1A (File No. 33-42484),
                   filed with the Securities and Exchange Commission on
                   June 1, 1995.
       EX-99.B24   Powers of Attorney are incorporated herein by reference to Post-
                   Effective Amendment No. 25, filed with the Securities and
                   Exchange Commission on August 16, 1996.